Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	O2MICRO INTERNATIONAL LTD
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1,498,714,100
Amendment Flag	false
Entity Central Index Key	0001095348
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents (notes 4 and 5)	$ 27,898	$ 32,562
Restricted cash	177	169
Short-term investments (notes 4 and 6)	69,427	93,016
Accounts receivable, net	8,773	12,062
Inventories (note 7)	7,917	7,926
Prepaid expenses and other current assets (note 8)	1,957	2,228
Total current assets	116,149	147,963
LONG-TERM INVESTMENTS (notes 4 and 9)	15,530	15,939
PROPERTY AND EQUIPMENT, NET (note 10)	26,142	28,330
OTHER ASSETS
Restricted assets (note 19)	10,000
Intangible assets, net (note 11)	31	1,565
Other assets (note 12)	3,474	4,614
Total other assets	13,505	6,179
TOTAL ASSETS	171,326	198,411
CURRENT LIABILITIES
Notes and accounts payable	3,756	6,641
Income tax payable	362	606
Accrued expenses and other current liabilities (note 13)	6,577	8,237
Total current liabilities	10,695	15,484
OTHER LONG-TERM LIABILITIES
Accrued pension liabilities (note 15)	708	628
Long-term income tax payable (note 14)		66
Other liabilities (notes 10 and 19)	9,551	129
Total long-term liabilities	10,259	823
Total liabilities	20,954	16,307
SHAREHOLDERS’ EQUITY
Preference shares at $0.00002 par value per share; Authorized – 250,000,000 shares;
Ordinary shares at $0.00002 par value per share; Authorized – 4,750,000,000 shares; Issued – 1,660,786,600 and 1,653,265,600 shares as of December 31, 2012 and 2011, respectively; Outstanding – 1,498,714,100 and 1,605,275,500 shares as of December 31, 2012 and 2011, respectively	33	33
Additional paid-in capital	138,793	136,625
Retained earnings	16,865	42,658
Accumulated other comprehensive income	7,865	6,899
Treasury stock – 162,072,500 and 47,990,100 shares as of December 31, 2012 and 2011, respectively	(13,184)	(4,111)
Total shareholders’ equity	150,372	182,104
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 171,326	$ 198,411

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preference shares at par value (in Dollars per share)	$ 0.00002	$ 0.00002
Preference shares authorized	250,000,000	250,000,000
Ordinary shares par value (in Dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares authorized	4,750,000,000	4,750,000,000
Ordinary shares issued	1,660,786,600	1,653,265,600
Ordinary shares outstanding	1,498,714,100	1,605,275,500
Treasury stock – shares	162,072,500	47,990,100

Consolidated Statements of Operations and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
NET SALES	$ 97,666,000		$ 124,283,000		$ 137,789,000
COST OF SALES	44,067,000		53,273,000		53,205,000
GROSS PROFIT	53,599,000		71,010,000		84,584,000
OPERATING EXPENSES
Research and development (a)	34,310,000	[1]	33,591,000	[1]	31,055,000	[1]
Selling, general and administrative (a)	34,594,000	[1]	31,165,000	[1]	31,087,000	[1]
Costs associated with exit activities (note 3)	3,343,000
Provision for litigation (note19)	9,422,000
Litigation income (note 19)	(100,000)		(850,000)
Total operating expenses	81,569,000		63,906,000		62,142,000
INCOME (LOSS) FROM OPERATIONS	(27,970,000)		7,104,000		22,442,000
NON-OPERATING INCOME
Interest income	1,706,000		1,262,000		927,000
Gain on sale of long-term investments (note 9)	23,000		1,619,000
Impairment loss on long-term investments (note 9)			(422,000)
Foreign exchange gain (loss), net	(217,000)		46,000		(150,000)
Other, net	873,000		451,000		151,000
Total non-operating income	2,385,000		2,956,000		928,000
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(25,585,000)		10,060,000		23,370,000
INCOME TAX EXPENSE (note 14)	1,103,000		1,063,000		1,325,000
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(26,688,000)		8,997,000		22,045,000
INCOME (LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX (a)	895,000	[1]	9,000	[1]	(9,843,000)	[1]
NET INCOME (LOSS)	(25,793,000)		9,006,000		12,202,000
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECT OF NIL
Unrealized gain (loss) on available-for-sale securities	185,000		(1,619,000)		1,687,000
Foreign currency translation adjustments	846,000		941,000		2,583,000
Unrealized pension loss	(65,000)		(25,000)		(183,000)
Total other comprehensive income (loss)	966,000		(703,000)		4,087,000
COMPREHENSIVE INCOME (LOSS)	(24,827,000)		8,303,000		16,289,000
BASIC EARNINGS (LOSS) PER SHARE (note 17)
Continuing operations (in Dollars per share)	$ (0.02)		$ 0.01		$ 0.01
Discontinued operations (in Dollars per share)
(in Dollars per share)	$ (0.02)		$ 0.01		$ 0.01
DILUTED EARNINGS (LOSS) PER SHARE (note 17)
Continuing operations (in Dollars per share)	$ (0.02)		$ 0.01		$ 0.01
Discontinued operations (in Dollars per share)
(in Dollars per share)	$ (0.02)		$ 0.01		$ 0.01
NUMBER OF SHARES USED IN EARNINGS PER SHARE CALCULATION:
Basic (in thousands) (in Shares)	1,552,190		1,656,092		1,706,665
Diluted (in thousands) (in Shares)	1,552,190		1,694,303		1,752,832
(a) INCLUDES STOCK-BASED COMPENSATION CHARGE AS FOLLOWS:
Research and development	930,000	[1]	1,199,000	[1]	923,000	[1]
Selling, general and administrative	$ 2,137,000	[1]	$ 2,473,000	[1]	$ 2,905,000	[1]
Discontinued operations	$-	[1]	$-	[1]	$66	[1]

[1]	INCLUDES STOCK-BASED COMPENSATION CHARGE

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member] Exercise of Stock Options [Member]	Common Stock [Member] Employee Stock Purchase Plan [Member]	Common Stock [Member] Restricted Share Units [Member]	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Exercise of Stock Options [Member] USD ($)	Additional Paid-in Capital [Member] Employee Stock Purchase Plan [Member] USD ($)	Additional Paid-in Capital [Member] Restricted Share Units [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Net Unrealized Investment Gain (Loss) [Member] USD ($)	Accumulated Translation Adjustment [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total Accumulated Other Comprehensive Income [Member] USD ($)	Treasury Stock [Member] Exercise of Stock Options [Member] USD ($)	Treasury Stock [Member] Employee Stock Purchase Plan [Member] USD ($)	Treasury Stock [Member] Restricted Share Units [Member] USD ($)	Treasury Stock [Member] USD ($)	Total USD ($)
BALANCE, JANUARY 1, 2010 at Dec. 31, 2009				$ 36				$ 142,679	$ 33,214	$ (197)	$ 3,921	$ (209)	$ 3,515					$ 179,444
BALANCE, JANUARY 1, 2010 (in Shares) at Dec. 31, 2009				1,809,461,200
Issuance of:
Shares for exercise of stock options								33										33
Shares for exercise of stock options (in Shares)				607,300
Shares for Employee Stock Purchase Plan								500										500
Shares for Employee Stock Purchase Plan (in Shares)				5,059,650
Shares for Employee Stock Purchase Plan				1				(1)
Shares for Employee Stock Purchase Plan (in Shares)				14,397,750
Acquisition of treasury stock – shares																	(20,460)	(20,460)
Treasury stock reissued for :
Retirement of treasury stock				(3)				(11,402)	(8,479)								19,884
Retirement of treasury stock (in Shares)				(154,504,800)
Stock-based compensation								3,894										3,894
Net income (loss)									12,202									12,202
Pension loss												(183)	(183)					(183)
Foreign currency translation adjustments											2,583		2,583					2,583
Unrealized loss on available-for-sale securities										1,687			1,687					1,687
Balance at Dec. 31, 2010				34				135,703	36,937	1,490	6,504	(392)	7,602				(576)	179,700
Balance (in Shares) at Dec. 31, 2010				1,675,021,100
Issuance of:
Shares for exercise of stock options								453										453
Shares for exercise of stock options (in Shares)				6,290,200
Shares for Employee Stock Purchase Plan								541										541
Shares for Employee Stock Purchase Plan (in Shares)				5,720,450
Shares for Employee Stock Purchase Plan (in Shares)				16,514,200
Acquisition of treasury stock – shares																	(10,565)	(10,565)
Treasury stock reissued for :
Retirement of treasury stock				(1)				(3,744)	(3,285)								7,030
Retirement of treasury stock (in Shares)				(50,280,350)
Stock-based compensation								3,672										3,672
Net income (loss)									9,006									9,006
Pension loss												(25)	(25)					(25)
Foreign currency translation adjustments											941		941					941
Unrealized loss on available-for-sale securities										(1,619)			(1,619)					(1,619)
Balance at Dec. 31, 2011				33				136,625	42,658	(129)	7,445	(417)	6,899				(4,111)	182,104
Balance (in Shares) at Dec. 31, 2011				1,653,265,600
BALANCE, JANUARY 1, 2010 at Dec. 31, 2010				34				135,703	36,937	1,490	6,504	(392)	7,602				(576)	179,700
BALANCE, JANUARY 1, 2010 (in Shares) at Dec. 31, 2010				1,675,021,100
Issuance of:
Shares for exercise of stock options								80										80
Shares for exercise of stock options (in Shares)				1,566,650
Shares for Employee Stock Purchase Plan								532										532
Shares for Employee Stock Purchase Plan (in Shares)				7,553,950
Shares for Employee Stock Purchase Plan (in Shares)				15,245,000
Acquisition of treasury stock – shares																	(10,584)	(10,584)
Treasury stock reissued for :
Treasury stock reissued for amount					(109)	(505)	(897)							109	505	897
Treasury stock reissued for, shares (in Shares)	(1,217,700)	(5,611,550)	(10,015,350)
Stock-based compensation								3,067										3,067
Net income (loss)									(25,793)									(25,793)
Pension loss												(65)	(65)					(65)
Foreign currency translation adjustments											846		846					846
Unrealized loss on available-for-sale securities										185			185					185
Balance at Dec. 31, 2012				$ 33				$ 138,793	$ 16,865	$ 56	$ 8,291	$ (482)	$ 7,865				$ (13,184)	$ 150,372
Balance (in Shares) at Dec. 31, 2012				1,660,786,600

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income (loss)	$ (25,793)	$ 9,006	$ 12,202
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	5,372	5,077	5,282
Stock-based compensation	3,067	3,672	3,894
Loss on asset write-off	2,320
Inventory write-downs	1,220	1,200	1,949
Asset impairment charges			2,184
Gain on sale of long-term investments	(23)	(1,619)
Impairment loss on long-term investments		422
Loss (gain) on disposal of property and equipment	(85)	1	15
Deferred income taxes	101	(92)	242
Other, net	80	8	14
Changes in operating assets and liabilities:
Accounts receivable, net	3,289	1,177	1,317
Inventories	(1,211)	4,557	(6,177)
Prepaid expenses and other current assets	213	281	912
Prepayment for testing service and deferred charges	(790)	(1,403)	(676)
Notes and accounts payable	(2,885)	(1,658)	(461)
Income tax payable	(244)	120	84
Accrued expenses and other current liabilities	(1,025)	(554)	337
Accrued pension liabilities	53	(51)	(65)
Long-term income tax payable	(66)	(244)	(40)
Other liabilities	9,422
Net cash provided by (used in) operating activities	(6,985)	19,900	21,013
Acquisition of:
Short-term investments	(24,722)	(39,506)	(29,726)
Long-term investments			(3,817)
Property and equipment	(2,151)	(2,013)	(2,307)
(Increase) decrease in:
Restricted assets	(10,000)		1,476
Restricted cash	(1)	396	(307)
Other assets	(83)	(31)	(82)
Proceeds from:
Sale of short-term investments	48,381	15,809	35,648
Sale of long-term investments	583	4,337
Disposal of property and equipment	296	58	16
Net cash provided by (used in) investing activities	12,303	(20,950)	901
FINANCING ACTIVITIES
Acquisition of treasury stock	(10,916)	(10,233)	(20,460)
Proceeds from:
Exercise of stock options	80	453	33
Issuance of ordinary shares under the Employee Stock Purchase Plan	532	541	500
Net cash used in financing activities	(10,304)	(9,239)	(19,927)
EFFECTS OF CHANGES IN FOREIGN EXCHANGE RATE	322	574	1,459
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(4,664)	(9,715)	3,446
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	32,562	42,277	38,831
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	27,898	32,562	42,277
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for tax	1,307	1,250	1,296
NON-CASH INVESTING AND FINANCING ACTIVITIES
Increase in payable for acquisition of equipment		445
Increase in payable for stock repurchase		$ 332

Note 1 - General	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.     GENERAL

Business

O2Micro, Inc. was incorporated in the state of California in the United States of America on March 29, 1995, to design, develop, and market innovative power management and e-commerce components and systems for the Communications, Computer, Consumer, Industrial, and Automotive markets.  In March 1997, O2Micro International Limited (the “Company”) was formed in the Cayman Islands and all authorized and outstanding common stock, preferred stock, and stock options of O2Micro, Inc. were exchanged for the Company’s ordinary shares, preference shares, and stock options with identical rights and preferences.  O2Micro, Inc. became the Company’s subsidiary after the share exchange.

The Company’s ordinary shares (“Shares”) were initially listed on The NASDAQ National Market (“NASDAQ”) on August 23, 2000 and on the Cayman Islands Stock Exchange on February 1, 2001.  At the Extraordinary General Meeting of Shareholders (“EGM”) held on November 14, 2005, the shareholders approved a public global offering of the Company’s Shares and the proposed listing of the Company's Shares on the Main Board of The Stock Exchange of Hong Kong Limited (“SEHK”) and various matters related to the proposed listing and offering.  Following the approval of these matters, the Company ceased trading its Shares on the NASDAQ, effected a 50-for-1 share split of Shares, created an American depositary share (“ADS”) program for the ADSs to be quoted on the NASDAQ, and delisted the Shares from the NASDAQ on November 25, 2005.  The Company commenced trading of ADSs on the NASDAQ on November 28, 2005 and subsequently listed the Shares on the SEHK on March 2, 2006, by way of introduction.  On February 27, 2009, the Company submitted an application for the voluntary withdrawal of the listing of Shares on the Main Board of SEHK (collectively referred to as “Proposed Withdrawal”) for reasons of cost and utility.  The Company retained its existing primary listing of ADSs on the NASDAQ following the Proposed Withdrawal and for the foreseeable future.  The Proposed Withdrawal was approved at the EGM held on May 30, 2009, and the listing of the Shares on SEHK was withdrawn on September 9, 2009.

The Company has incorporated various wholly-owned subsidiaries in the past, including, among others, O2Micro Electronics, Inc. (“O2Micro-Taiwan”), O2Micro International Japan Ltd. (“O2Micro-Japan”), O2Micro Pte Limited-Singapore (“O2Micro-Singapore”), O2Micro (China) Co., Ltd. (“O2Micro-China”), and O2Security Limited (“O2Security”). O2Micro-Taiwan is engaged in operations and sales support services. O2Micro-Japan is engaged in sales support services. O2Micro-Singapore, O2Micro-China, and other subsidiaries are mostly engaged in research and development services.  O2Security was primarily engaged in operations and sales of Network Security products (“Network Security Group”).  In November 2010, the Company commenced a plan to terminate its Network Security business and initiated shutdown activities associated with the Network Security Group, and in 2011, the Company formally dissolved all business entities related to O2Security Limited.  The Company has reflected the operating results of this business group as discontinued operations in the accompanying consolidated statements of operations and comprehensive income.  Please also see discussions in note 3.

Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.  The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries.  All intercompany accounts and transactions have been eliminated on consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.

Significant accounting estimates reflected in the Company’s consolidated financial statements include valuation allowance for deferred income tax assets, allowance for doubtful accounts, inventory valuation, useful lives for property and equipment, impairment of long-lived assets, identified intangible assets, allowances for sales adjustments, pension and uncertain tax liabilities, contingencies and stock-based compensation.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents, short-term investments and accounts receivable.  Cash is deposited with high credit quality financial institutions.  For cash equivalents and short-term investments, the Company invests primarily in time deposits and debt securities with high credit quality.  For accounts receivable, the Company performs ongoing credit evaluations of its customers’ financial condition and the Company maintains an allowance for doubtful accounts based upon a review of the expected collectability of individual accounts.

Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, notes and accounts payable, and restricted assets. The carrying amounts approximate the fair value due to the short-term maturity of those instruments.  Fair value of available-for-sale investments including short-term investments and long-term investments is based on quoted market prices.  Long-term investments in private company equity securities are accounted for under the cost method because the Company does not exercise significant influence over the entities.  The Company evaluates related information including operating performance, subsequent rounds of financing, advanced product development and related business plan in determining the fair value of these investments and whether an other-than-temporary decline in value exists.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of not more than three months when purchased to be cash equivalents.  Investments with maturities of more than three months are classified as short-term investments.

Restricted Cash/Assets

The Company classifies deposits made for customs and cash pledged to a bank for the issuance of letters of credit as restricted cash.  The deposits are classified as current assets if refundable within a twelve-month period from the balance sheet date.  Restricted assets as of December 31, 2012 consisted of deposits pledged to a bank for the issuance of letter of credit made for the US court case.  The restricted assets can only be released upon the resolution of the related litigation (note 19).

Short-term Investments

The Company maintains its excess cash in time deposits, government, corporate, or other agency bonds issued with high credit ratings. The specific identification method is used to determine the cost of securities sold, with realized gains and losses reflected in non-operating income and expenses. As of December 31, 2012, all the above-mentioned investments were classified as available-for-sale securities and were recorded at fair value. Unrealized gains and losses on these investments are included in accumulated other comprehensive income and loss as a separate component of shareholders’ equity, net of any related tax effect, unless unrealized losses are deemed other-than-temporary. Unrealized losses are recorded as a charge to income when deemed other-than-temporary.

Investment transactions are recorded on the trade date.

Inventories

Inventories are stated at the lower of standard cost or market value.  The cost of inventories comprises cost of purchasing raw materials and where applicable, those overheads that have been incurred in bringing the inventories to their present location and condition.  Cost is determined on a currently adjusted standard basis, which approximates actual cost on a first-in, first-out basis. The Company assesses its inventory for estimated obsolescence or unmarketable inventory based upon management’s assumptions about future demand and market conditions and writes down inventory as needed.

Long-term Investments

Long-term investments in private companies over which the Company does not exercise significant influence are accounted for under the cost method. Management evaluates related information in determining whether an other-than-temporary decline in value exists.  Factors indicative of an other-than-temporary decline include recurring operating losses, credit defaults and subsequent rounds of financing at an amount below the cost basis of the investment. The list is not all-inclusive and management periodically weighs all quantitative and qualitative factors in determining if any impairment loss exists.

Long-term investments in listed companies are classified as available-for-sale securities and are recorded at fair value.  Unrealized gains and losses on these investments are included in accumulated other comprehensive income and loss as a separate component of shareholders’ equity, net of any related tax effect, unless unrealized losses are deemed other-than-temporary.  Unrealized losses are recorded as a charge to income when deemed other-than-temporary.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Major additions and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation is computed on a straight-line basis over estimated service lives that range as follows: buildings - 35 to 49.7 years, equipment - 3 to 10 years, furniture and fixtures - 3 to 9 years, leasehold improvements - the shorter of the estimated useful life or the lease term, which is 2 to 6 years, and transportation equipment - 5 years.

Long-lived Asset Impairment

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may not be recoverable.  The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flows from the asset is separately identifiable and is less than the carrying value.  If impairment occurs, a loss based on the excess of the carrying value over the fair value of the long-lived asset is recognized.  Fair value is determined by reference to quoted market prices, if available, or discounted cash flows, as appropriate.

Identified Intangible Assets

Intellectual property assets primarily represent customer relationship, tradename, and developed technologies acquired, and are recorded based on a purchase price allocation analysis on the fair value of the assets acquired. The Company amortizes acquired intangible assets using straight-line method over the estimated life ranging from 3 to 10 years.

The intangible assets, subject to amortization, are reviewed for impairment whenever circumstances indicate that the useful life is shorter than the Company had originally estimated or that the carrying amount of assets may not be recoverable.  If such facts and circumstances exist, the Company assesses the recoverability of identified intangible assets by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets.  The Company determines the fair value using the income approach which includes the discounted cash flow and other economic factors as inputs.

Treasury Stock

The Company retires ordinary shares repurchased under a share repurchase plan.  Accordingly, upon retirement the excess of the purchase price over par value is allocated between additional paid-in capital and retained earnings based on the average issuance price of the shares repurchased.  The Company may also determine not to retire ordinary shares repurchased for the purpose of reissuing them upon exercise of stock option, Employee Stock Purchase Plan, and release of restricted stock units (“RSUs”).  The reissue cost of shares repurchased is determined by the moving average method.  A repurchase of ADS is recorded as treasury stock until the Company completes the withdrawal of the underlying ordinary shares from the ADS program.

Revenue Recognition

Revenue from product sales to customers, other than distributors, is recognized at the time of shipment and when title and right of ownership transfers to customers.  The four criteria for revenue being realized and earned are the existence of evidence of sale, actual shipment, fixed or determinable selling price, and reasonable assurance of collectability.

Allowances for sales returns and discounts are provided at the time of the recognition of the related revenues on the basis of experience and these provisions are deducted from sales.

In certain limited instances, the Company sells its products through distributors.  The Company has limited control over these distributors’ selling of products to third parties.  Accordingly, the Company recognizes revenue on sales to distributors when the distributors sell the Company’s products to third parties.  Thus, products held by distributors are included in the Company’s inventory balance.

Freight Costs

Costs of shipping and handling for delivery of the Company’s products that are reimbursed by customers are recorded as revenue in the consolidated statements of operations and comprehensive income. Shipping and handling costs are charged to cost of sales as incurred.

Research and Development

Research and development costs consist of expenditures incurred during the course of planned research and investigation aimed at the discovery of new knowledge and intellectual property that will be useful in developing new products or processes, or at significantly enhancing existing products or production processes as well as expenditures incurred for the design and testing of product alternatives or construction of prototypes. All expenditures related to research and development activities of the Company are charged to operating expenses when incurred.

Advertising Expenses

The Company expenses all advertising and promotional costs as incurred. These costs were approximately $1,203,000 in 2012, $1,212,000 in 2011, and $1,450,000 in 2010, respectively. A portion of these costs was for advertising, which approximately amounted to $272,000 in 2012, $250,000 in 2011, and $374,000 in 2010, respectively.

Pension Costs

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on the actuarial calculation.

Income Tax

The provision for income tax represents income tax paid and payable for the current year plus the changes in the deferred income tax assets and liabilities during the relevant years. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. The Company believes that uncertainty exists regarding the realizability of certain deferred income tax assets and, accordingly, has established a valuation allowance for those deferred income tax assets to the extent the realizability is not deemed to be more likely than not. Deferred income tax assets and liabilities are measured using enacted tax rates.

The Company utilizes a two step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained in a dispute with taxing authorities, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

Stock-based Compensation

The Company grants stock options to its employees and certain non-employees and estimates the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service periods. The Company has elected to use the Black-Scholes option pricing model to determine the fair value of stock options on the date of grant. The Company also grants RSUs to its employees and the RSUs are measured based on the fair market value of the underlying stock on the date of grant.

Foreign Currency Transactions

The functional currency is the local currency of the respective entities. Foreign currency transactions are recorded at the rate of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivable and payable are settled, are credited or charged to income in the period of conversion or settlement. At year-end, the balances of foreign currency monetary assets and liabilities are recorded based on prevailing exchange rates and any resulting gains or losses are credited or charged to income.

Translation of Foreign Currency Financial Statements

The reporting currency of the Company is the US dollar. Accordingly, the financial statements of the foreign subsidiaries are translated into US dollars at the following exchange rates: assets and liabilities - current rate on balance sheet date; shareholders’ equity - historical rate; income and expenses - weighted average rate during the year. The resulting translation adjustment is recorded as a separate component of shareholders’ equity.

Comprehensive Income (Loss)

Comprehensive income (loss) represents net income (loss) plus the results of certain changes in shareholders’ equity during a period from non-owner sources.

Legal Contingencies

The Company is currently involved in various claims and legal proceedings. Periodically, the Company reviews the status of each significant matter and assesses the potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. In view of uncertainties related to these matters, accruals are based only on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to the pending claims and litigation and revises these estimates as appropriate. Such revisions in the estimates of the potential liabilities could have a material impact on the results of operations and financial position.

As part of its standard terms and conditions, the Company offers limited indemnification to third parties with whom it enters into contractual relationships, including customers; however, it is not possible to determine the range of the amount of potential liability under these indemnification obligations due to the lack of prior indemnification claims. These indemnifications typically hold third parties harmless against specified losses, such as those arising from a breach of representation or covenant, or other third party claims that the Company’s products, when used for their intended purposes, infringe the intellectual property rights of such other third parties. These indemnifications are triggered by any claim of infringement of intellectual property rights brought by a third party with respect to the Company’s products. The terms of these indemnifications may not be waived or amended except by written notice signed by both parties, and may only be terminated with respect to the Company’s products.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standard Board (“FASB”) issued an accounting update to amend the fair value measurement guidance and include some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for the Company for the year ending December 31, 2012.

In June and December 2011, the FASB issued accounting updates to eliminate the current option to report other comprehensive income and its components in the statement of stockholders’ equity. Instead, an entity will be required to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. The new requirements do not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. The standard is effective for the Company for the year ending December 31, 2012. The Company has elected to present other comprehensive income and its components in one continuous statement and the adoption did not have an impact on the Company’s results of operations, financial position or cash flows.

In December 2011, the FASB issued an accounting update, which creates new disclosure requirements regarding the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. Certain disclosures of the amounts of certain instruments subject to enforceable master netting arrangements or similar agreements would be required, irrespective of whether the entity has elected to offset those instruments in the statement of financial position. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 with retrospective application required. Since this standard impacts disclosure requirements only, its adoption is not expected to have a material impact on the Company’s results of operations, financial condition or cash flows.

In July 2012, the FASB issued an accounting update to simplify how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. The update permits an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The standard is effective for fiscal years beginning after December 15, 2012. The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

In February 2013, the FASB issued an accounting update requiring entities to present information about significant items reclassified out of accumulated other comprehensive income (loss) by component either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements. This standard is effective for the Company for the year ending December 31, 2013. The adoption of this guidance is not expected to impact the Company's results of operations, financial position or cash flows.

Note 3 - Discontinued Operations And Exit Activities	12 Months Ended
Dec. 31, 2012
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
3.     DISCONTINUED OPERATIONS AND EXIT ACTIVITIES

Discontinued Operations

As part of the Company’s strategy to evaluate its business segments periodically, management noted that the Network Security Group has incurred significant operating losses and its business had not grown as projected. In light of the downturn of business in Network Security products the Company determined that a triggering event had occurred and initiated an impairment loss analysis on the Network Security Group’s long-lived assets using a discounted cash flow approach in estimating fair value as market values could not be readily determined. Along with the analysis, a portion of the developed technologies intangible asset recognized in connection with the acquisition of 360 Degree Web, the property and equipment, and other assets associated with the Network Security Group, with a total net carrying value of $2,184,000 were fully written off in the third quarter of 2010.

In November 2010, the Board of Directors (the “Board”) resolved to discontinue the operations of Network Security Group and to liquidate the assets of the Network Security Group in due course. The Company has ceased operation and has commenced the related shutdown activities, most of which were completed in 2011. The Company does not expect any significant future revenues from the operations of this business segment.

The Company determined that the Network Security Group meets the definition of a separate component and the results of the Network Security Group are reported as discontinued operations in the accompanying statements of operations.

In conjunction with the discontinued operations, the Company recorded charges of $1,218,000 during the year ended December 31, 2010, for certain exit costs relating to the discontinuance of these operations which is reflected as part of loss from discontinued operations.

Exit Activities

In November 2012, the Board resolved to dissolve the Company’s Intelligent E-Commerce Group, one of the product lines of the Company’s Integrated Circuit Group, which comprised of the IC products such as Smart Card ICs, connectivity ICs, and power switches ICs. The actions taken to dissolve the Intelligent E-Commerce Group resulted in significantly reducing the operating activities of the Intelligent E-Commerce products, terminating the related workforce, and licensing the related intellectual property and technology to one of the Company’s authorized sales representatives, Axland Corporation Limited (“Axland”). Axland will provide certain support services to the existing customers of the Intelligent E-Commerce products.

For the year ended December 31, 2012, the Company recorded costs associated with exit activities of $3,343,000, of which $2,320,000 and $1,023,000 were related to a loss on asset write-off and one-time employee termination benefits, respectively. The Company determined that those assets directly held/carried by the Intelligent E-Commerce Group provide no future benefit and recognized a loss on asset write-off, including property and equipment of $462,000, intangible assets of $1,198,000, and deferred charges of $660,000. As of December 31, 2012, one-time employee termination benefits of $1,023,000 were accrued and included in accrued expenses and other current liabilities on the balance sheet.

Note 4 - Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Text Block]
4.     FAIR VALUE MEASUREMENTS

The Company measures its cash equivalents and marketable securities at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 –	Observable inputs such as quoted prices for identical instruments in active markets;

Level 2 –	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;

Level 3 –	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Assets and liabilities measured at fair value on recurring and nonrecurring bases were as follows:

	Fair Value Measurements at the End of the Reporting Period
	Level 1	Level 2	Level 3	Total	Total Losses
Items measured at fair value on a recurring basis at December 31, 2012

Cash and cash equivalents
Money market mutual funds	$-	$1,528	$-	$1,528

Short-term investments
Government bonds	-	1,635	-	1,635
Corporate bonds	-	500	-	500
Agency bonds	-	6,636	-	6,636

Long-term investments
Available-for-sale securities	943	-	-	943

Total recurring fair value measurements	$943	$10,299	$-	$11,242

Items measured at fair value on a nonrecurring basis at December 31, 2012

Long-lived assets held and used related to the exit activities
Property and equipment (note 3)	$-	$-	$-	$-	$(462)
Intangible assets (note 3)	-	-	-	-	(1,198)
Other assets (note 3)	-	-	-	-	(660)

Total nonrecurring fair value measurements	$-	$-	$-	$-	$(2,320)

Items measured at fair value on a recurring basis at December 31, 2011

Cash and cash equivalents
Money market mutual funds	$-	$1,398	$-	$1,398

Short-term investments
Government bonds	-	1,007	-	1,007
Corporate bonds	-	5,666	-	5,666
Agency bonds	-	2,176	-	2,176

Long-term investments
Available-for-sale securities	791	-	-	791

Total recurring fair value measurements	$791	$10,247	$-	$11,038

Items measured at fair value on a nonrecurring basis at December 31, 2011

Long-term investments
Cost method securities (note 9)	$-	$78	$-	$78	$(422)

Total nonrecurring fair value measurements	$-	$78	$-	$78	$(422)

As described in note 3, in connection with the dissolution of the Intelligent E-Commerce Group, property and equipment, intangible assets, and deferred charges with a carrying amount of $462,000, $1,198,000, and $660,000, respectively, were written down to their fair value of zero, resulting in an exit activities charge of $2,320,000, which was included in earnings for the year ended December 31, 2012.  As described in note 9, the Company’s investment in GEM Services, Inc. (“GEM”) with a carrying amount of $500,000 was written down to its fair value of $78,000, resulting in an impairment loss of $422,000 for the year ended December 31, 2011.

The Company utilizes a pricing service to estimate fair value measurements for the money market mutual funds, government bonds, corporate bonds and agency bonds.  The pricing service utilizes market quotations for fixed maturity securities that have quoted prices in active markets.  Fixed maturity securities generally trade daily on dealer bids rather than bids recorded on exchanges.  The pricing service prepares estimates of fair value measurements for these securities using its proprietary pricing applications which include available relevant market information, benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Since most of the fixed maturity securities have maturities of one year or less, the Company believes that the fair value will not be materially different from the original purchased cost.  The Company’s fair value processes include controls that are designed to ensure appropriate fair values are recorded.

The fair value estimates provided by the pricing service for the Company’s investments are based on observable market information rather than market quotes.  Accordingly, the estimates of fair value for short-term investments were determined based on Level 2 inputs at December 31, 2012 and 2011, respectively.

Note 5 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents Disclosure [Text Block]
5.     CASH AND CASH EQUIVALENTS

(In Thousands)

	December 31
	2012	2011

Time deposits	$12,030	$7,742
Savings and checking accounts	14,321	23,399
Money market mutual funds	1,528	1,398
Petty cash	19	23
	$27,898	$32,562

Note 6 - Short-Term Investments	12 Months Ended
Dec. 31, 2012
Cash, Cash Equivalents, and Short-term Investments [Text Block]
6.     SHORT-TERM INVESTMENTS

(In Thousands)

	December 31, 2012
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Time deposits	$60,656	$-	$-	$60,656

Available-for-sale securities
Government bonds	1,631	4	-	1,635
Corporate bonds	500	-	-	500
Agency bonds	6,633	7	(4)	6,636
	$69,420	$11	$(4)	$69,427

  (In Thousands)

	December 31, 2011
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Time deposits	$84,167	$-	$-	$84,167

Available-for-sale securities
Government bonds	1,008	-	(1)	1,007
Corporate bonds	5,670	-	(4)	5,666
Agency bonds	2,184	-	(8)	2,176
	$93,029	$-	$(13)	$93,016

Short-term investments by contractual maturity were as follows:

	December 31, 2012
		Fair
	Cost	Value
Time deposits
Due within one year	$60,628	$60,628
Due after one year through two years	28	28
	60,656	60,656

Available-for-sale securities
Due within one year	5,597	5,604
Due after one year through two years	3,167	3,167
	8,764	8,771
	$69,420	$69,427

(In Thousands)

	December 31, 2011
		Fair
	Cost	Value
Time deposits
Due within one year	$84,138	$84,138
Due after one year through two years	26	26
Due after two years	3	3
	84,167	84,167

Available-for-sale securities
Due within one year	7,344	7,338
Due after one year through two years	1,518	1,511
	8,862	8,849
	$93,029	$93,016

The Company’s gross realized gains and losses on the sale of investments for the year ended December 31, 2012 were $1,000 and $0, respectively.  The Company’s gross realized gains and losses on the sale of investments for the year ended December 31, 2011 were $1,000 and $0, respectively.  The Company’s gross realized gains and losses on the sale of investments for the year ended December 31, 2010 were $2,000 and $0, respectively.

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that were not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 and 2011.  The Company presently does not intend to sell the debt securities listed below and believes that it is more likely than not that the Company will not be required to sell these securities that are in an unrealized loss position before recovery of the Company’s amortized cost. Furthermore, the Company has the intent and ability to hold the equity securities listed below for a sufficient period of time to allow for recovery in market value.

December 31, 2012
	Less Than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Agency bonds	$3,229	$4	$-	$-	$3,229	$4

(In Thousands)

	December 31, 2011
	Less Than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Government bonds	$1,007	$1	$-	$-	$1,007	$1
Corporate bonds	5,666	4	-	-	5,666	4
Agency bonds	2,176	8	-	-	2,176	8
	8,849	13	-	-	8,849	13

Investment in Etrend HitechCorporation (“Etrend”) (note 9)	791	129	-	-	791	129
	$9,640	$142	$-	$-	$9,640	$142

Note 7 - Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Text Block]	7. INVENTORIES (In Thousands)
	December 31
	2012	2011

Finished goods	$2,294	$2,447
Work-in-process	1,851	1,980
Raw materials	3,772	3,499
	$7,917	$7,926

Note 8 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Current Assets [Text Block]
8.     PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31
	2012	2011

Prepaid expenses	$848	$1,122
Interest receivable	527	424
Other receivable	48	39
Value-added-tax recoverable	25	33
Deferred income tax assets	26	84
Other	483	526
	$1,957	$2,228

Note 9 - Long-Term Investments	12 Months Ended
Dec. 31, 2012
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
9.  LONG-TERM INVESTMENTS

	December 31
	2012	2011
Cost method
Sigurd Cayman	$7,200	$7,200
X-FAB Silicon Foundries SE (“X-FAB”)	4,968	4,968
Philip Ventures Enterprise Fund (“PVEF”)	497	942
GEM	78	78
Excelliance MOS Co., Ltd (“EMC”)	1,844	1,960
Asia Sinomos Semiconductor Inc. (“Sinomos”)	-	-
Silicon Genesis Corporation (“SiGen”)	-	-
	14,587	15,148
Available-for-sale securities – noncurrent
Etrend	943	791
China Resources Microelectronic Limited (“CR Micro”)	-	-
	943	791
	$15,530	$15,939

The following table shows the gross unrealized gains and losses and fair value of the Company’s long-term investments in available-for-sale securities at December 31, 2012 and 2011.

December 31, 2012
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Etrend	$920	$23	$-	$943

(In Thousands)

December 31, 2011
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Etrend	$920	$-	$(129)	$791

In July 2008, the Company invested in preferred shares of Sigurd Cayman for $5,700,000 to become a strategic partner of Sigurd Microelectronics Corporation (“Sigurd”).  Upon completion of the transaction, the Company obtained a 19.54% ownership of Sigurd Cayman.  The Company accounts for the investment under the cost method as the Company does not exercise significant influence over operating and financial policies of Sigurd Cayman and management of Sigurd holds the controlling interests.  In April 2010, the Company participated in another round of preferred shares issued by Sigurd Cayman amounting to $1,500,000. As of December 31, 2012, the Company held 9,690,445 shares, which represented an 18.88% ownership of Sigurd Cayman.

The Company invested in X-FAB’s ordinary shares in July 2002.  X-FAB (formerly known as X-FAB Semiconductor Foundries AG) is a European-American foundry group that specializes in analog/mixed-signal application.  As of December 31, 2012, the Company held 530,000 shares at the cost of $4,968,000 (4,982,000 EURO), which represented a 1.60% ownership of X-FAB.

In November 2005, the Company invested in PVEF, a fund management company in Singapore, with an investment amount of $585,000 (SG$1,000,000) for 20 units in the placement at SG$50,000 per unit.  The Company further invested $357,000 (SG$500,000) in June 2010 to obtain 30 units.  A portion of the shares were redeemed by PVEF in November 2012 at the cost of $445,000 and the carrying cost of the Company reduced to $497,000 accordingly.  The Company held a 5% interest in the fund as of December 31, 2012.

The Company invested in GEM’s preference shares in August 2002. GEM is a multinational semiconductor assembly and test company.  On April 16, 2012, GEM signed a share purchase agreement with a listed company in Taiwan which will purchase GEM’s preference share at a price of $0.235 per share to obtain approximately 58.4% ownership of GEM.  In respect to this subsequent event, the Company considered this a Type I subsequent event and the investment to be other-than-temporarily impaired.  Therefore, the Company recognized an impairment loss of $422,000 as of December 31, 2011.  As of December 31, 2012, the Company held 333,334 shares at the cost of $78,000, which represented a 0.39% ownership of GEM.

The Company invested $1,960,000 (NT$62,900,000) in EMC’s 3,468,000 ordinary shares in June 2010. EMC is a fabless power device design company in Taiwan, specialized in power semiconductor process development, and the design of high efficiency power device and system.  In December 2012, the Company sold 200,000 shares in the amount of $138,000 in the process of EMC’s getting listed on the Emerging Stock GreTai Security Market of Taiwan.  As of December 31, 2012, the Company held 3,406, 720 shares at the cost of $1,844,000, which represented an 11.36% ownership of EMC.

In August 2004, the Company invested in CR Micro’s ordinary shares listed on the SEHK at a purchase price of $4,547,000. CR Micro (formerly known as CSMC Technology Corporation) is a semiconductor foundry company.  On June 30, 2006, the Company considered the investment to be other-than-temporarily impaired and recognized an impairment loss of $756,000 based on the day’s quoted market price of HK$0.42 per share.  In February 2009, CR Micro announced its privatization proposal with a cash offering price of HK$0.30 per share. Consequently, the Company considered this investment to be other-than-temporarily impaired and recognized an impairment loss of $1,073,000 as of December 31, 2008. CR Micro, however, remained listed on the SEHK as its privatization proposal was disapproved by over 10% of its shareholders in June 2009.  As of December 31, 2010, the Company held 70,200,000 shares, which represented approximately 0.80% ownership of CR Micro.  In September 2011, CR Micro’s privatization proposal was approved in the court meeting and EGM in September 2011.  Following CR Micro’s scheme arrangement, the Company selected the cash alternative by disposing its investment in CR Micro at a price of HK$0.48 per share upon CR Micro’s delisting from SEHK in November 2011 and recorded a transaction gain of $1,619,000, of which $1,611,000 was gain reclassified from other comprehensive income, for the year ended December 31, 2011.

The Company invested in Etrend’s ordinary shares in December 2002, July 2003, and March 2004, respectively. Etrend is a wafer probing, packing and testing company.  As of December 31, 2012, the Company held 3,048,383 shares, which represented a 7.62% ownership of Etrend.  In August 2007, Etrend’s shares were listed on the Emerging Stock GreTai Security Market of Taiwan and the Company reclassified the investment in Etrend to available-for-sale securities.  Etrend was successfully listed on the GreTai Securities Market of Taiwan in November 2010.

In January 2005, the Company invested in ordinary shares of Sinomos, a privately owned foundry company, at a total amount of $5,000,000. In May and December 2006, the Company further invested in preferred shares of $3,288,000 and $4,785,000, respectively. In September 2008, in view of Sinomos’ operating status and recurring financial losses, the Company determined that the decline in fair value of the investment in Sinomos was other-than-temporary and recognized an impairment charge of $13,073,000.  Along with the recognition of impairment charge, the Company also wrote-off the outstanding prepayments in relation to Sinomos’ foundry service of $2,942,000.  As of December 31, 2012, the Company held 30,101,353 of ordinary and preference shares, representing an 18.41% ownership of Sinomos.

The Company invested in SiGen preferred shares in December 2000.  SiGen is an advanced nanotechnology company that develops Silicon-on-insulator, stained-silicon products and other engineered multi-layer structures to microelectronics and photonic for advanced electronic and opto-electronic device applications.  In 2002 and 2003, the Company reviewed qualitative factors related to the investment, determined that the decline in value was other-than-temporary and the carrying value was decreased to zero. The Company held 23,946 shares of SiGen as of December 31, 2012, representing a 0.06% ownership of SiGen.

Note 10 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
10.   PROPERTY AND EQUIPMENT, NET

	December 31
	2012	2011
Cost
Land	$2,510	$2,510
Buildings	8,055	8,055
Equipment	28,574	32,507
Furniture and fixtures	1,128	1,080
Leasehold improvements	3,228	2,766
Transportation equipment	659	671
Prepayment for property and equipment	10,166	9,978
	54,320	57,567
Accumulated depreciation
Buildings	1,396	1,215
Equipment	22,876	24,318
Furniture and fixtures	893	874
Leasehold improvements	2,473	2,321
Transportation equipment	540	509
	28,178	29,237
	$26,142	$28,330

Depreciation expense recognized during the years ended December 31, 2012, 2011, and 2010 was approximately $3,707,000, $3,520,000, and $3,731,000, respectively.

An impairment charge of $340,000 was incurred as a result of impairment analysis on the Network Security Group’s property and equipment for the year ended December 31, 2010.  In addition, as a result of dissolution activities of the Intelligent E-Commerce Group, a loss on asset write-off of $462,000 on property and equipment was incurred for the year ended December 31, 2012.  Please see discussions in note 3.

In August 2009, the Company sold its land, located in Hsinchu, Taiwan, to a developer in exchange for a portion of the real estate after it is developed, which portion will include a portion of an office building and a portion of a parking lot, valued at approximately $8,918,000.  The Company consummated this transaction to acquire office building space and parking lot space for the purpose of future operations and business growth.  The Company deferred the transaction gain of $129,000 as the building was still under the construction stage as of December 31, 2012.

Note 11 - Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Intangible Assets Disclosure [Text Block]
11.  INTANGIBLE ASSETS, NET

Intangible assets consisted of the following as of December 31, 2012:

	Gross
	Carrying	Accumulated	Asset
	Amount	Amortization	Write-off	Net

Developed technologies	$2,564	$(1,366)	$(1,198)	$-
Other	317	(286)	-	31
	$2,881	$(1,652)	$(1,198)	$31

Intangible assets consisted of the following as of December 31, 2011:

	Gross
	Carrying	Accumulated
	Amount	Amortization	Net

Developed technologies	$2,564	$(1,093)	$1,471
Customer relationship	261	(261)	-
Tradename	56	(56)	-
Other	317	(223)	94
	$3,198	$(1,633)	$1,565

An impairment charge of $1,729,000 was incurred as a result of impairment analysis on Network Security Group’s intangible assets for the year ended December 31, 2010.  In addition, as a result of dissolution activities of the Intelligent E-Commerce Group, a loss on asset write-off of $1,198,000 on intangible assets was incurred for the year ended December 31, 2012.  Please see discussions in note 3.

Amortization expense of the intangible assets acquired was approximately $337,000, $379,000, and $608,000 for the years ended December 31, 2012, 2011, and 2010, respectively.  The intangible assets as of December 31, 2012 are expected to be fully amortized in the year ended December 31, 2013.

Note 12 - Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets Disclosure [Text Block]
12.   OTHER ASSETS

	December 31
	2012	2011

Deferred charges	$1,353	$2,513
Land use rights	1,207	1,236
Refundable deposits	789	706
Deferred income tax assets - noncurrent	125	159
	$3,474	$4,614

Deferred charges are advance payments for consulting, maintenance, and engineering service contracts and are amortized over the terms of the contracts from 2 to 5 years.  Amortization expense of the deferred charges for the years ended December 31, 2012, 2011, and 2010 was approximately $1,299,000, $1,150,000, and $914,000, respectively.  An impairment charge of $115,000 was incurred as a result of the impairment analysis on the Network Security Group’s deferred charges for the year ended December 31, 2010.  In addition, as a result of dissolution activities of the Intelligent E-Commerce Group, a loss on asset write-off of $660,000 on deferred charges was incurred for the year ended December 31, 2012.  Please see discussions in note 3.

All land within municipal zones in China is owned by the government.  Limited liability companies, joint stock companies, foreign-invested enterprises, privately held companies and individual natural persons must pay fees for granting of rights to use land within municipal zones.  Legal use of land is evidenced and sanctioned by land use certificates issued by the local municipal administration of land resources.  Land use rights granted for industrial purposes are limited to a term of no more than 50 years.

Land use rights are recorded at cost less accumulated amortization.  Amortization is provided on a straight-line basis over the term of the land use rights agreement which is 49.7 years.  Amortization expense of the land use rights for the years ended December 31, 2012, 2011, and 2010 was approximately $29,000, $28,000, and $29,000, respectively.

Note 13 - Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Text Block]
13.  ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31
	2012	2011

Salaries, bonus and benefits	$3,252	$3,737
Engineering related expenses	1,131	1,185
Legal and audit fees	439	790
Withholding tax payable	194	278
Consulting fees	165	275
Payable for acquisition of equipment	146	464
Promotional expenses	135	116
Shipping expenses	83	160
Value-added tax payable	64	47
Deferred income tax liabilities	20	11
Payable for stock repurchase	-	332
Other accrued expenses	948	842
	$6,577	$8,237

Note 14 - Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
14.   INCOME TAX

The Company is not subject to income or other taxes in the Cayman Islands.  However, subsidiaries are subject to taxes of the jurisdiction where they are located.

Income (loss) before income taxes from continuing operations consisted of:

	Years Ended December 31
	2012	2011	2010

Cayman Islands	$(31,218)	$5,188	$18,235
Foreign	5,633	4,872	5,135
	$(25,585)	$10,060	$23,370

Income tax expense from continuing operations consisted of:

(In Thousands)

	Years Ended December 31
	2012	2011	2010

Current	$1,002	$1,155	$1,330
Deferred	101	(92)	(5)

Income tax expense	$1,103	$1,063	$1,325

Income tax expenses (benefit) from discontinued operations were $(1,000), $(33,000), and $261,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company and its subsidiaries file separate income tax returns.  The applicable statutory income tax rate in the Cayman Islands was zero for the Company for the years being reported.  The reconciliation between the provision for income taxes at the statutory rate and the provision for income taxes at the effective tax rate is as follows:

	Years Ended December 31
	2012	2011	2010

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	1,048	1,083	1,174
Changes in deferred income tax assets	156	(532)	(226)
Adjustments to prior years’ taxes	(2)	(221)	(193)
Changes in valuation allowances for deferred income tax assets	(55)	440	221
Other	(44)	293	349
	$1,103	$1,063	$1,325

The deferred income tax assets and liabilities as of December 31, 2012 and 2011 consisted of the following:

	December 31
	2012	2011
Deferred income tax assets
Research and development credits	$5,216	$5,148
Net operating loss carryforwards	30	36
Depreciation and amortization	351	430
Accrued vacation and other expenses	108	238
	5,705	5,852
Valuation allowance	(5,554)	(5,609)

Total net deferred income tax assets	$151	$243

Deferred income tax liabilities
Unrealized capital allowance	$20	$11

The valuation allowance shown in the table above relates to net operating losses, credit carryforwards and temporary differences for which the Company believes that realization is not more than likely. The valuation allowance decreased by $55,000 and $85,000 for the years ended December 31, 2012 and 2011, respectively.  The decrease in the valuation allowance in 2012 was primary due to decreased deferred tax assets generated from O2Micro, Inc.  The decrease in the valuation allowance in 2011 was primarily due to the removal of the allowance related to the dissolving of O2Security Inc, a subsidiary of the Network Security Group.

As of December 31, 2012, O2Micro, Inc. had US federal and state research and development credit carryforwards of approximately $4,871,000 and $5,990,000, respectively.  The US federal research and development credit will expire from 2020 through 2031 if not utilized, while the state research and development credit will never expire.  Utilization of the research and development credits may be subject to significant annual limitation due to the ownership change limitations provided by the U.S. Internal Revenue Code of 1986 and similar provisions in the State of California’s tax regulations. The annual limitation may result in the expiration of federal research and development credits before utilization.

At December 31, 2012 and 2011, the Company had $0 and $66,000 of unrecognized tax benefits, respectively.  For the years ended December 31, 2012, 2011, 2010, the total amount of interest expense and penalties related to tax uncertainty recorded was approximately $0, $74,000, and $21,000, respectively.  The total amount of interest and penalties recognized as of December 31, 2012 and 2011 was $0 and $7,000, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

(In Thousands)

	Years Ended December 31
	2012	2011

Balance, beginning of the year	$66	$310
Increase in tax position balance during current year	-	1
Decrease related to settlements	-	(8)
Reduction related to lapses	(66)	(237)

Balance, end of the year	$-	$66

All of the uncertain tax positions were released due to the expiration of the statute of limitations.

The Company files income tax returns in various foreign jurisdictions.  The Company is generally no longer subject to income tax examinations by tax authorities for years prior to 2007 because of the statute of limitations.

Note 15 - Retirement and Pension Plans	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
15.   RETIREMENT AND PENSION PLANS

The Company has a savings plan that qualifies under Section 401(k) of the US Internal Revenue Code. Participating employees may defer up to the US Internal Revenue Service statutory limit amounts of pretax salary.  The Company may make voluntary contributions to the savings plan but has made no contributions since the inception of the savings plan in 1997.

The Company also participates in mandatory pension funds and social insurance schemes, if applicable, for employees in jurisdictions in which other subsidiaries or offices are located to comply with local statutes and practices.  For the years ended December 31, 2012, 2011, and 2010, pension costs charged to income in relation to the contributions to these schemes were $1,837,000, $1,445,000, and $1,406,000, respectively.  The Company adopted a defined benefit pension plan and established an employee pension fund committee for certain employees of O2Micro-Taiwan who are subject to the Taiwan Labor Standards Law (“Labor Law”) to comply with local requirements.  This benefit pension plan provides benefits based on years of service and average salary computed based on the final six months of employment.  The Labor Law requires the Company to contribute between 2% to 15% of employee salaries to a government specified plan, which the Company currently makes monthly contributions equal to 2% of employee salaries.  Contributions are required to be deposited in the name of the employee pension fund committee with the Bank of Taiwan.

The government is responsible for the administration of all the defined benefit plans for the companies in Taiwan under the Labor Standards Law. The government also sets investment policies and strategies, determines investment allocation and selects investment managers. As of December 31, 2012 and 2011, the asset allocation was primarily in cash, equity securities and debt securities. Furthermore, under the Labor Standards Law, the rate of return on assets shall not be less than the average interest rate on a two-year time deposit published by the local banks and the government is responsible for any shortfall in the event that the rate of return is less than the required rate of return. However, information on how investment allocation decisions are made, inputs and valuation techniques used to measure the fair value of plan assets, the effect of fair value measurements using significant unobservable inputs on changes in plan assets for the period and significant concentrations of risk within plan assets is not fully made available to the companies by the government. Therefore, the Company is unable to provide the required fair value disclosures related to pension plan assets.

The percentage of major category of plan assets as of December 2012 and 2011 were as follows:

	December 31
	2012	2011

Cash	25%	24%
Debt securities	20%	19%
Equity securities	36%	10%

Changes in projected benefit obligation and plan assets for the years ended December 31, 2012 and 2011 were as follows:

	Years Ended December 31
	2012	2011

Projected benefit obligation, beginning of the year	$1,074	$1,047
Service cost	5	6
Interest cost	20	23
Benefits paid	-	-
Actuarial loss (gain)	121	(2)

Projected benefit obligation, end of the year	$1,220	$1,074

Fair value of plan assets, beginning of the year	$446	$368
Employer contributions	42	87
Actual return on plan assets	24	(9)

Fair value of plan assets, end of the year	$512	$446

The component of net periodic benefit cost was as follows:

(In Thousands)

	Years Ended December 31
	2012	2011

Service cost	$5	$6
Interest cost	20	23
Expected return on plan assets	(10)	(7)
Amortization of net pension loss	17	14

Net periodic benefit cost	$32	$36

The funded status of the plan was as follows:

(In Thousands)

	December 31
	2012	2011

Accumulated benefit obligation	$(900)	$(787)

Project benefit obligation	(1,220)	(1,074)
Plan assets at fair value	512	446

Funded status of the plan	$(708)	$(628)

The actuarial assumptions to determine the benefit obligations were as follows:

	December 31
	2012	2011

Discount rate	1.5%	1.8%
Rate of compensation increases	2.0%	2.0%

The actuarial assumptions to determine the net periodic benefit cost were as follows:

	Years Ended December 31
	2012	2011

Discount rate	1.5%	1.8%
Rate of compensation increases	2.0%	2.0%
Expected long-term rate of return on plan assets	1.8%	2.0%

The expected long-term rate of return shown for the plan assets was weighted to reflect a two-year deposit interest rate of local banking institutions.

Estimated future benefit payments are as follows:

Year

2013	$3
2014	9
2015	5
2016	5
2017and thereafter	686

Total estimated future benefit payments	$708

Note 16 - Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
16.   STOCK-BASED COMPENSATION

Employee Stock Purchase Plan

In October 1999, the Board adopted the 1999 Employee Stock Purchase Plan (“1999 Purchase Plan”), which was approved by the shareholders prior to the consummation of its initial public offering in August 2000.  A total of 50,000,000 ordinary shares were reserved for issuance under the 1999 Purchase Plan, plus annual increases on January 1 of each year, commencing in 2001, up to 40,000,000 shares as approved by the Board.  In June 2008, an additional 20,000,000 shares were reserved for issuance as also approved by the Board. The 1999 Purchase Plan was subject to adjustment in the event of a stock split, stock dividend or other similar changes in ordinary shares or capital structure.

The 1999 Purchase Plan permitted eligible employees to purchase ordinary shares through payroll deductions, which may range from 1% to 10% of an employee’s regular base pay.  Beginning November 1, 2005, the 1999 Purchase Plan was implemented through consecutive offer periods of 3 months’ duration commencing on the first day of February, May, August and November.  Under the 1999 Purchase Plan, ordinary shares may be purchased at a price equal to the lesser of 90% of the fair market value of the Company’s ordinary shares on the date of grant of the option to purchase (which is the first day of the offer period) or 90% of the fair market value of the Company’s ordinary shares on the applicable exercise date (which is the last day of the offer period).  Employees may have elected to discontinue their participation in the purchase plan at any time; however, all of the employee’s payroll deductions previously credited to the employee’s account will be applied to the exercise of the employee’s option on the next exercise date.  Participation ends automatically on termination of employment with the Company.  If not terminated earlier, the 1999 Purchase Plan had a term of 10 years.  By 2009, 10,685,400 ordinary shares had been purchased under the 1999 Purchase Plan.

As approved by the EGM held on May 30, 2009, the Company adopted the 2009 Employee Stock Purchase Plan (“2009 Purchase Plan”) along with the Company delisting from SEHK in September 2009.  The 2009 Purchase Plan succeeded the 1999 Purchas Plan, and the terms and provisions of 2009 Purchase Plan are generally the same as the 1999 Purchase Plan.  The 2009 Purchase Plan has a term of 10 years, if not terminated earlier.  A total of 25,000,000 ordinary shares were reserved for issuance under the 2009 Purchase Plan starting November 2009.  As approved by the Annual General Meeting of Shareholders (“AGM”) held on June 22, 2012, additional 15,000,000 ordinary shares were reserved for issuance under the 2009 Purchase Plan.   From 2010 to 2012, 18,334,050 ordinary shares had been purchased under the 2009 Purchase Plan.

Stock Option Plans

In 1997, the Board adopted the 1997 Stock Plan, and in 1999, adopted the 1999 Stock Incentive Plan.  The plans provide for the granting of stock options to employees, directors and consultants of the Company.

Under the 1997 Stock Plan, the Board reserved 185,000,000 ordinary shares for issuance.  After the completion of an initial public offering, no further options were granted under the 1997 Stock Plan.  Under the 1999 Stock Incentive Plan, the maximum aggregate number of shares available for grant was 150,000,000 ordinary shares plus an annual increase on January 1 of each year, which commenced in 2001, equal to the lesser of 75,000,000 shares or 4% of the outstanding ordinary shares on the last day of the preceding fiscal year or a smaller number determined by the plan administrator.  As of December 31, 2012, the number of options outstanding and exercisable was 114,895,200 and 114,895,200, respectively, under the 1999 Stock Incentive Plan.

The Board adopted the 2005 Share Option Plan (“2005 SOP”), which was effective on March 2, 2006, the date the Company completed the listing on the SEHK.  The adoption of the 2005 SOP also resulted in the Board terminating the 1997 Stock Plan and 1999 Stock Incentive Plan. The Company began issuing stock options solely under the 2005 SOP for up to 100,000,000 ordinary shares.  As approved by the EGM held on May 30, 2009, the number of shares available for issue was increased from 100,000,000 to 175,000,000 shares.  The references to Hong Kong and Hong Kong related rules and regulations were also removed along with the completion of the Company’s delisting from the SEHK in 2009.  As approved by the AGM held on June 22, 2012, additional 50,000,000 ordinary shares were reserved for issuance under the 2005 SOP. Under the terms of the 2005 SOP, stock options are generally granted at fair market value of the Company’s ordinary shares.  The stock options have a contractual term of 8 years from the date of grant and vest over a requisite service period of 4 years.  As of December 31, 2012, the number of options outstanding and exercisable was 146,426,250 and 107,332,200, respectively, under the 2005 SOP.

A summary of the Company’s stock option activity under the plans as of December 31, 2012 and changes during the year then ended is presented as follows:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options Shares	Price	Contract Life	Value

Outstanding Options, January 1, 2012	273,201,350	$0.1872
Granted	27,847,050	$0.1013
Exercised	(1,566,650)	$0.0509
Forfeited or expired	(38,160,300)	$0.2520

Outstanding Options, December 31, 2012	261,321,450	$0.1694	3.36	$431,000

Vested and Expected to Vest Options at December 31, 2012	252,452,250	$0.1713	3.24	$431,000

Exercisable Options at December 31, 2012	222,227,400	$0.1789	2.81	$415,000

The total intrinsic value of options exercised during the years ended December 31, 2012, 2011, and 2010 were $74,000, $545,000, and $45,000, respectively.

The following table summarizes information about outstanding and vested stock options:

			Options Outstanding			Options Exercisable
				Weighted
				Average	Weighted		Weighted
				Remaining	Average	Number	Average
			Number	Contractual	Exercise	Exercisable	Exercise
Range of Exercise Prices			Outstanding	Life	Price	and Vested	Price

$0.0460	-	$0.0948	53,430,950	5.08	$0.0652	38,752,500	$0.0563
$0.1000	-	$0.1538	48,960,500	4.79	$0.1290	31,064,800	$0.1349
$0.1594	-	$0.1922	46,058,100	2.57	$0.1666	39,538,200	$0.1671
$0.2036	-	$0.2072	64,488,300	2.96	$0.2038	64,488,300	$0.2038
$0.2116	-	$0.4792	48,383,600	1.28	$0.2822	48,383,600	$0.2822

Balance, December 31, 2012			261,321,450	3.36	$0.1694	222,227,400	$0.1789

Share Incentive Plan

The Board adopted the 2005 Share Incentive Plan (“2005 SIP”), which was effective on March 2, 2006, the date the Company completed the SEHK listing. The 2005 SIP provides for the grant of restricted shares, RSU, share appreciation rights and dividend equivalent rights (collectively referred to as “Awards”) up to 75,000,000 ordinary shares.  As approved by the EGM held on May 30, 2009, the number of shares available for issue was increased from 75,000,000 to 125,000,000 shares.  The references to Hong Kong and Hong Kong related rules and regulations were also removed along with the completion of the Company’s delisting from the SEHK.  As approved by the AGM held on June 22, 2012, an additional 62,500,000 ordinary shares were reserved for issuance under the 2005 SIP. Awards may be granted to employees, directors and consultants.  The RSUs vest over a requisite service period of 4 years.

A summary of the status of the Company’s RSUs as of December 31, 2012, and changes during the year ended December 31, 2012 is presented as follows:

		Weighted
	Number of	Average
	Outstanding	Grant-Date
	Awards	Fair Value

Nonvested at January 1, 2012	33,965,200	$0.1066
Granted	20,089,850	$0.1013
Vested	(15,245,000)	$0.0967
Forfeited and expired	(5,971,500)	$0.1172

Nonvested at December 31, 2012	32,838,550	$0.1061

As of December 31, 2012, there was $3,514,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the plans including stock options and RSUs.  The cost is expected to be recognized over a weighted-average period of 2.30 years. The total fair value of RSUs vested during the years ended December 31, 2012, 2011, and 2010 was $1,474, 000, $1,637,000, and $1,688,000, respectively.

Cash received from option exercise under all share-based payment arrangements for the years ended December 31, 2012, 2011, and 2010 was $612,000, $994,000, and $533,000, respectively.

The Company calculated the fair value of each option grant on the date of grant using the Black-Scholes option pricing model that use the assumptions in the following table.  Risk-free interest rate is based on the US Treasury yield curve in effect at the time of grant.  The Company uses the simplified method to estimate the expected life because the options are considered as plain vanilla share-based payment awards. Expected volatilities are based on historical volatility of stock prices for a period equal to the options’ expected term.  The dividend yield is zero as the Company has never declared or paid dividends on the ordinary shares or other securities and does not anticipate paying dividends in the foreseeable future.

	Stock Options									Employee Stock Purchase Plan
	Years Ended December 31									Years Ended December 31
	2012			2011			2010			2012			2011			2010

Risk-free interest rate	0.59%	-	1.04%	0.83%	-	2.24%	1.17%	-	2.55%	0.06%	-	0.10%	0.01%	-	0.15%	0.10%	-	0.17%
Expected life (Years)			5			5			5	0.25	-	0.26	0.25	-	0.26	0.25	-	0.26
Volatility	48%	-	50%	50%	-	52%	52%	-	54%	27%	-	45%	34%	-	42%	39%	-	52%
Dividend	-			-			-			-			-			-

The weighted-average grant-date fair values of options granted during the years ended December 31, 2012, 2011, and 2010 were $0.0438, $0.0705, and $0.0551, respectively.  The weighted-average fair values of options granted under the 2009 Purchase Plan during the years ended December 31, 2012, 2011, and 2010 were $0.0140, $0.0192, and $0.0232, respectively.

Ordinary Shares Reserved

As of December 31, 2012, ordinary shares reserved for future issuance were as follows:

Outstanding stock options	261,321,450
Outstanding RSUs	32,838,550
Shares reserved for future stock option grants	71,162,300
Shares reserved for Employee Stock Purchase Plan	21,665,950
Shares reserved for Awards	95,756,450
482,744,700

Shares issued for the exercise of stock options, Employee Stock Purchase Plan and shares vested under restricted stock units are from the new ordinary shares and treasury shares.

Note 17 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
17.  EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the period.  Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period, using the treasury stock method for options.

A reconciliation of the numerator and denominator of basic and diluted earnings (loss) per share calculations was as follows:

	Years Ended December 31
	2012	2011	2010

Net Income (loss) from continuing operations (in thousands)	$(26,688)	$8,997	$22,045
Income (Loss) from discontinued operations (in thousands)	895	9	(9,843)

Net income (loss) (in thousands)	$(25,793)	$9,006	$12,202

Weighted average shares outstanding (in thousands) – basic	1,552,190	1,656,092	1,706,665
Effect of dilutive securities:
Options and RSUs (in thousands)	-	38,211	46,167

Weighted average shares outstanding (in thousands) – diluted	1,552,190	1,694,303	1,752,832

Earnings (loss) per share – basic
Continuing operations	$(0.02)	$0.01	$0.01
Discontinued operations	-	-	-
	$(0.02)	$0.01	$0.01

Earnings (loss) per share – diluted
Continuing operations	$(0.02)	$0.01	$0.01
Discontinued operations	-	-	-
	$(0.02)	$0.01	$0.01

Certain outstanding options and RSUs were excluded from the computation of diluted EPS since their effect would have been anti-dilutive. The anti-dilutive stock options excluded and their associated exercise prices per share were 261,321,450 shares at $0.0460 to $0.4792 as of December 31, 2012, 260,358,588 shares at $0.0820 to $0.4836 as of December 31, 2011, and 288,759,438 shares at $0.0858 to $0.4836 as of December 31, 2010.  The anti-dilutive RSUs excluded were 32,838,550 shares, 8,652,550 shares, and 0 share as of December 31, 2012, 2011, and 2010, respectively.

Note 18 - Commitments	12 Months Ended
Dec. 31, 2012
Commitments Disclosure [Text Block]
18.  COMMITMENTS

Lease Commitments

The Company leases office space and certain equipment under non-cancelable operating lease agreements that expire at various dates through December 2016.  For the years ended December 31, 2012, 2011, and 2010, leasing costs charged to income in relation to these agreements were $2,918,000, $2,425,000, and $2,045,000, respectively.  The Company’s office lease provides for periodic rental increases based on the general inflation rate.

As of December 31, 2012, future minimum lease payments under all non-cancelable operating lease agreements were as follows:

Year	Operating Leases

2013	$2,507
2014	1,489
2015	856
2016	76

Total minimum lease payments	$4,928

Purchase obligations and commitments include payments due under various types of license, maintenance and support agreements with contractual terms from 1 to 2 years.  As of December 31, 2012, those purchase commitments were as follows:

(In Thousands)

Year

2013	$2,091
2014	407

Total	$2,498

Note 19 - Contingencies	12 Months Ended
Dec. 31, 2012
Contingencies Disclosure [Text Block]
19.   CONTINGENCIES

Legal Proceedings

The Company is involved in several litigation matters relating to its intellectual property, as detailed below. While the Company cannot make any assurances regarding the eventual resolution of these matters, the Company does not believe at this time that the final outcomes will have a material adverse effect on its consolidated results of operations or financial condition.

Certain Cold Cathode Fluorescent Lamp Inverter Circuits And Products Containing Same, Investigation No. 337-TA-666.   On December 15, 2008, the Company filed a complaint with the United States International Trade Commission (“ITC”) in Washington, D.C. The Company alleged that Monolithic Power Systems, Inc. (“MPS”), Microsemi Corporation (“Microsemi”), AsusTek, LG and BenQ have engaged in unfair acts through the unlicensed importation of certain products with MPS or Microsemi inverter controllers covered by the Company’s patents.  The Company sought an order preventing the importation of the products into the United States.   On April 20, 2010, the ITC judge issued an initial determination that the products of Microsemi infringed on one of the Company’s patents, but, MPS and AsusTek do not infringe on the Company’s patents; however the full commission ruled that none of the named parties infringed on the Company’s patents.  The Company appealed the ruling relating to Microsemi, and both parties settled the matter in December 2011, with the litigation proceeds received by the Company in February 2012.  The matter is now closed.

Monolithic Power Systems, Inc. v. O2Micro International Limited, Case No. C 08-4567 CW.    On October 1, 2008, MPS filed a complaint in the United States District Court in the Northern District of California for declaratory judgment that certain claims of the Company’s patents are invalid and not infringed.   The Company has filed counterclaims for patent infringement.  The matter was scheduled for trial in July 2010; however the Company dismissed the case in June 2010, and agreed not to assert the patent in dispute for this matter against MPS.   MPS moved for costs and attorneys fees.   On May 3, 2012, the Court approved MPS’ revised motion and set the final award of $8,419,429 in attorneys’ fees, and two orders of costs for $663,151 and $339,315.   The Company disagrees with the Court’s ruling, and intends to continue to conduct a vigorous defense.   The Company filed an appeal with the United States Court of Appeals for the Federal Circuit, which is currently pending (Case No. 12-1221).  In August 2012, the Company obtained a supersedeas bond with the Court for $9.55 million to cover the judgment during the appellate process, including prospective interest.  The matter is scheduled to be heard before the appellate court in the second quarter of 2013.  A total of $10 million time deposits were pledged for the purpose of issuing the Court bonds to the Court and such amount was recorded as restricted assets as of December 31, 2012.  As of December 31, 2012, the Company recorded approximately $9.4 million of provision for litigation.

O2Micro International Ltd. v. Beyond Innovation Technology Co. et al., Case No. 2:04-CV-32 (TJW).   On April 3, 2008, the United States Court of Appeals for the Federal Circuit vacated a jury verdict and final judgment of infringement, including a permanent injunction, against defendants Beyond Innovation Technology Company Limited, SPI Electronic Company Limited and FSP Group, and Lien Chang Electronic Enterprise Company Limited.  The Federal Circuit further remanded the case to the Eastern District of Texas, and the case was tried and submitted to the Court in July 2009, and in 2010, the Court ruled again in favor of O2Micro.   Beyond Innovation Technology Company, and its attorneys, each appealed the judgment in 2011, which were each upheld by the United States Court of Appeals in the latter part of 2011 (Case Nos. 2011-1054 and 2011-1031, respectively).

Powertech Association LLC v. O2Micro International Limited, et al., Case No. 09-4391.  On August 7, 2009, Powertech Association LLC, an entity formed by MPS and Microsemi, filed a complaint in the United States District Court in the Eastern District of New York, alleging certain products manufactured by the Company infringe upon three of their patents.  The Company was not been served by the Plaintiffs and the matter was dismissed by the Court for failure to prosecute in April 2011. The matter is now closed.

O2 Holdings Limited v. O2Micro International Ltd., Germany, District of Hamburg. On August 20, 2008, the Regional Court of Hamburg issued a temporary restraining order prohibiting the Company from using the trademark “O2Micro” and “O2Micro Breathing Life into Mobility” in Germany.  A hearing was held, and on November 4, 2009, the initial order was upheld, and the Appellate Court upheld the initial ruling in August 2012.   Both parties are seeking a mutual global resolution on the matter.

O2Micro International Ltd. v. Leadtrend, Intellectual Property Court, Taiwan.  The Company filed a patent infringement action in against Leadtrend Technology Corp. in Taiwan Intellectual Property Court on March 9, 2012.  The first hearing was held on July 4, 2012.  The next hearing will be held May 1, 2013, and both parties should complete discovery by that time.

O2Micro (Wuhan) Co Ltd. v. Protek (Shanghai) Ltd., et al., Wuhan Intermediate Court, China.  On February 10, 2011, the Company filed a patent infringement action in Wuhan Intermediate Court against ASUS Notebook manufacturer “Protek (Shanghai) Ltd” and Wuhan Heyonghaoyu Co Ltd., the infringing product retailer. With further evidence, the Company added Chi Mei Corporation (“Chi Mei”), AsusTek Computer Inc. (“AsusTek”), ChiMei-Innolux Corporation (“ChiMei-Innolux”), and Richtek Technology Corporation (“Richtek”) as defendants.  ChiMei-Innolux made an objection to the jurisdiction and Wuhan Intermediate Court rejected the objection on October 20, 2011.  ChiMei-Innolux appealed the verdict to the High Level Court of Hubei Province and the High Level Court rejected the appeal on January 16, 2012.  Richtek filed an objection to the jurisdiction and Wuhan Intermediate Court rejected the objection on May 7, 2012.  Richtek appealed the verdict to the High Level Court of Hubei province on June 7, 2012, but withdrew its appeal on September 4, 2012.  Wuhan Intermediate Court is in the process of confirming applicable test scheme after both O2Micro and Richtek submitted their respective test scheme as required in November 2012.

O2Micro (Wuhan) Co Ltd. v. Wistron InfoComm et al., Nanjing Intermediate Court, China.   On October 19, 2011, the Company filed a patent infringement action in Nanjing Intermediate Court against Dell Notebook manufacturer Wistron InfoComm Manufacturing (Kunshan) Co., Ltd., the panel manufacturer Chunghwa Picture Tubes Ltd. (“CPT”), and Nanjing Andong Co Ltd. the infringing product retailer.  CPT raised objection to jurisdiction on November 25, and Nanjing Intermediate Court has made a written verdict to reject the jurisdiction objection on December 25, 2011.  CPT appealed the verdict to the High Level Court of Jiangsu Province on January 19, 2012.  The High Court of Jiangsu Province made a written verdict to reject the jurisdiction objection appeal on April 17, 2012.  The hearing (evidence cross-examining) was held on July 3, 2012. The Company made a technical statement to Nanjing Intermediate Court on July 17, 2012.  The second hearing was held on December 11, 2012.

ECS International Trading (Shanghai) Co. Ltd v. O2Security (Wuhan) Ltd.  On July 22, 2010, ECS International Trading (Shanghai) Co. Ltd (“ECS”) filed the arbitration case with China International Economic and Trade Arbitration Commission (“CIETAC”) in Beijing (Case No. DX20100430) for breach of contract relating to local compliance issues, requesting termination of the agreement between the parties, and demanding a refund of approximately $387,000 (RMB 2,560,000) from O2Security (Wuhan) Ltd (“OSW”). The case was served on November 15, 2010. In addition, on November 11, 2010, ECS posted a bond of RMB 2,649,641 and applied an order for provisional seizure of RMB 2,560,240 from OSW’s bank accounts before the Honshan District Court in Wuhan (Case No. Honchungbo Tzu No 5). OSW moved the Court to lift the said seizure but the Court did not reach a decision on OSW’s request.  ECS withdrew the arbitration on May 23, 2011 and CIETAC confirmed such withdrawal on May 27, 2011.  Honshan District Court made dismissed the seizure procedure against OSW on June 17, 2011.

The Company received $100,000 and $850,000 litigation income in relation to patent litigation cases in the United States for the years ended December 31, 2012 and 2011, respectively.  No litigation proceeds were received for the year ended December 31, 2010.

The Company, as a normal course of business, is a party to litigation matters, legal proceedings, and claims. These actions may be in various jurisdictions and may involve patent protection and/or infringement. While the results of such litigations and claims cannot be predicted with certainty, the final outcome of such matters is not expected to have a material adverse effect on its consolidated financial position or results of operations. No assurance can be given, however, that these matters will be resolved without the Company becoming obligated to make payments or to pay other costs to the opposing parties, with the potential for having an adverse effect on the Company’s financial position or its results of operations.  Except for the litigation provision stated above, no other provision for any litigation has been provided as of December 31, 2012 and 2011.

Note 20 - Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments Disclosure [Text Block]
20.   FINANCIAL INSTRUMENTS

  Information on the Company’s financial instruments was as follows:

(In Thousands)

	December 31
	2012		2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	$27,898	$27,898	$32,562	$32,562
Restricted cash	177	177	169	169
Short-term investments	69,427	69,427	93,016	93,016
Long-term investments in available-for-sale securities	943	943	791	791
Restricted assets	10,000	10,000	-	-

The carrying amounts of cash and cash equivalents, restricted cash and restricted assets reported in the consolidated balance sheets approximate their estimated fair values.  The fair values of short-term investments and long-term investments in available-for-sale securities are based on quoted market prices.

Long-term investments, except for investments in available-for-sale securities, are in privately-held companies where there is no readily determinable market value and are recorded using the cost method.  Since they entail an unreasonable high cost to obtain verifiable fair values, fair value is not presented.  The Company periodically evaluates these investments for impairment.  If it is determined that an other-than-temporary decline has occurred in the carrying value, an impairment loss is recorded in the period of decline in value.

Note 21 - Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
21.   SEGMENT INFORMATION

In September 2008, the Board approved a plan to transfer Network Security business to O2Security along with its Series A preference shares financing.  In anticipation of the business transfer, management identified two reportable segments, including Integrated Circuit Group and Network Security Group. The Integrated Circuit Group’s core products and principal source of revenue are its power management semiconductors.  These semiconductor products are produced with digital, analog, and mixed signal integrated circuit (“IC”) manufacturing processes.  The Network Security Group’s system security solution products include support for VPN and firewalls, which provide security functions between computer systems and networks, including the transmission of data across the Internet.  In November 2010, the Company determined to discontinue the Network Security Group.  Please see discussions in note 3.

The Company does not identify or allocate assets by operating segment, nor does the CODM evaluate operating segments using discrete asset information.  The Company does not have inter-segment revenue, and, accordingly, there is none to be reported.  The Company does not allocate gains and losses from interest and other income, or income taxes to operating segments.  The accounting policies for segment reporting are the same as for the Company as a whole.

Operating segment net sales and operating income (loss), including the discontinued Network Security Group, were as follows:

	Years Ended December 31
	2012	2011	2010
Net sales
Integrated Circuit Group	$97,666	$124,283	$137,789
Network Security Group	825	202	1,946
	$98,491	$124,485	$139,735

Income (loss) from operations
Integrated Circuit Group	$(27,970)	$7,104	$22,442
Network Security Group	767	(88)	(9,591)
	$(27,203)	$7,016	$12,851

Net sales to unaffiliated customers (including the discontinued Network Security Group) by geographic region are based on the customer’s ship-to location and were as follows:

(In Thousands)

	Years Ended December 31
	2012	2011	2010

China	$78,709	$99,491	$105,170
Korea	7,965	11,521	14,623
Japan	6,502	7,190	11,131
Taiwan	2,271	1,532	3,854
Other	3,044	4,751	4,957
	$98,491	$124,485	$139,735

For the year ended December 31, 2012, no customer accounted for 10% or more of net sales. For the years ended December 31, 2011 and 2010, only one customer accounted for 10% or more of net sales.  Sales to this major customer were generated from the Integrated Circuit Group.  The percentage of net sales to this customer was as follows:

	Years Ended December 31
	2012	2011	2010

Customer A	9.6%	13.8%	18.9%

Long-lived assets consisted of property and equipment and were as follows based on the physical location of the assets at the end of each year:

(In Thousands)

	December 31
	2012	2011	2010

Taiwan	$11,608	$12,158	$11,815
China	9,500	11,126	12,991
U.S.A.	4,718	4,713	4,599
Singapore	155	210	213
Other	161	123	121
	$26,142	$28,330	$29,739

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.  The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries.  All intercompany accounts and transactions have been eliminated on consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.

Significant accounting estimates reflected in the Company’s consolidated financial statements include valuation allowance for deferred income tax assets, allowance for doubtful accounts, inventory valuation, useful lives for property and equipment, impairment of long-lived assets, identified intangible assets, allowances for sales adjustments, pension and uncertain tax liabilities, contingencies and stock-based compensation.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents, short-term investments and accounts receivable.  Cash is deposited with high credit quality financial institutions.  For cash equivalents and short-term investments, the Company invests primarily in time deposits and debt securities with high credit quality.  For accounts receivable, the Company performs ongoing credit evaluations of its customers’ financial condition and the Company maintains an allowance for doubtful accounts based upon a review of the expected collectability of individual accounts

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, notes and accounts payable, and restricted assets. The carrying amounts approximate the fair value due to the short-term maturity of those instruments.  Fair value of available-for-sale investments including short-term investments and long-term investments is based on quoted market prices.  Long-term investments in private company equity securities are accounted for under the cost method because the Company does not exercise significant influence over the entities.  The Company evaluates related information including operating performance, subsequent rounds of financing, advanced product development and related business plan in determining the fair value of these investments and whether an other-than-temporary decline in value exists.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of not more than three months when purchased to be cash equivalents.  Investments with maturities of more than three months are classified as short-term investments.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash/Assets

The Company classifies deposits made for customs and cash pledged to a bank for the issuance of letters of credit as restricted cash.  The deposits are classified as current assets if refundable within a twelve-month period from the balance sheet date.  Restricted assets as of December 31, 2012 consisted of deposits pledged to a bank for the issuance of letter of credit made for the US court case.  The restricted assets can only be released upon the resolution of the related litigation (note 19).

Marketable Securities, Policy [Policy Text Block]
Short-term Investments

The Company maintains its excess cash in time deposits, government, corporate, or other agency bonds issued with high credit ratings. The specific identification method is used to determine the cost of securities sold, with realized gains and losses reflected in non-operating income and expenses. As of December 31, 2012, all the above-mentioned investments were classified as available-for-sale securities and were recorded at fair value. Unrealized gains and losses on these investments are included in accumulated other comprehensive income and loss as a separate component of shareholders’ equity, net of any related tax effect, unless unrealized losses are deemed other-than-temporary. Unrealized losses are recorded as a charge to income when deemed other-than-temporary.

Investment transactions are recorded on the trade date.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of standard cost or market value.  The cost of inventories comprises cost of purchasing raw materials and where applicable, those overheads that have been incurred in bringing the inventories to their present location and condition.  Cost is determined on a currently adjusted standard basis, which approximates actual cost on a first-in, first-out basis. The Company assesses its inventory for estimated obsolescence or unmarketable inventory based upon management’s assumptions about future demand and market conditions and writes down inventory as needed.

Investment, Policy [Policy Text Block]
Long-term Investments

Long-term investments in private companies over which the Company does not exercise significant influence are accounted for under the cost method. Management evaluates related information in determining whether an other-than-temporary decline in value exists.  Factors indicative of an other-than-temporary decline include recurring operating losses, credit defaults and subsequent rounds of financing at an amount below the cost basis of the investment. The list is not all-inclusive and management periodically weighs all quantitative and qualitative factors in determining if any impairment loss exists.

Long-term investments in listed companies are classified as available-for-sale securities and are recorded at fair value.  Unrealized gains and losses on these investments are included in accumulated other comprehensive income and loss as a separate component of shareholders’ equity, net of any related tax effect, unless unrealized losses are deemed other-than-temporary.  Unrealized losses are recorded as a charge to income when deemed other-than-temporary.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Major additions and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation is computed on a straight-line basis over estimated service lives that range as follows: buildings - 35 to 49.7 years, equipment - 3 to 10 years, furniture and fixtures - 3 to 9 years, leasehold improvements - the shorter of the estimated useful life or the lease term, which is 2 to 6 years, and transportation equipment - 5 years.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Long-lived Asset Impairment

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may not be recoverable.  The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flows from the asset is separately identifiable and is less than the carrying value.  If impairment occurs, a loss based on the excess of the carrying value over the fair value of the long-lived asset is recognized.  Fair value is determined by reference to quoted market prices, if available, or discounted cash flows, as appropriate

Goodwill and Intangible Assets, Policy [Policy Text Block]
Identified Intangible Assets

Intellectual property assets primarily represent customer relationship, tradename, and developed technologies acquired, and are recorded based on a purchase price allocation analysis on the fair value of the assets acquired. The Company amortizes acquired intangible assets using straight-line method over the estimated life ranging from 3 to 10 years.

The intangible assets, subject to amortization, are reviewed for impairment whenever circumstances indicate that the useful life is shorter than the Company had originally estimated or that the carrying amount of assets may not be recoverable.  If such facts and circumstances exist, the Company assesses the recoverability of identified intangible assets by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets.  The Company determines the fair value using the income approach which includes the discounted cash flow and other economic factors as inputs.

Stockholders' Equity, Policy [Policy Text Block]
Treasury Stock

The Company retires ordinary shares repurchased under a share repurchase plan.  Accordingly, upon retirement the excess of the purchase price over par value is allocated between additional paid-in capital and retained earnings based on the average issuance price of the shares repurchased.  The Company may also determine not to retire ordinary shares repurchased for the purpose of reissuing them upon exercise of stock option, Employee Stock Purchase Plan, and release of restricted stock units (“RSUs”).  The reissue cost of shares repurchased is determined by the moving average method.  A repurchase of ADS is recorded as treasury stock until the Company completes the withdrawal of the underlying ordinary shares from the ADS program

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Revenue from product sales to customers, other than distributors, is recognized at the time of shipment and when title and right of ownership transfers to customers.  The four criteria for revenue being realized and earned are the existence of evidence of sale, actual shipment, fixed or determinable selling price, and reasonable assurance of collectability.

Allowances for sales returns and discounts are provided at the time of the recognition of the related revenues on the basis of experience and these provisions are deducted from sales.

In certain limited instances, the Company sells its products through distributors.  The Company has limited control over these distributors’ selling of products to third parties.  Accordingly, the Company recognizes revenue on sales to distributors when the distributors sell the Company’s products to third parties.  Thus, products held by distributors are included in the Company’s inventory balance.

Shipping and Handling Cost, Policy [Policy Text Block]
Freight Costs

Costs of shipping and handling for delivery of the Company’s products that are reimbursed by customers are recorded as revenue in the consolidated statements of operations and comprehensive income. Shipping and handling costs are charged to cost of sales as incurred.

Research and Development Expense, Policy [Policy Text Block]
Research and Development

Research and development costs consist of expenditures incurred during the course of planned research and investigation aimed at the discovery of new knowledge and intellectual property that will be useful in developing new products or processes, or at significantly enhancing existing products or production processes as well as expenditures incurred for the design and testing of product alternatives or construction of prototypes. All expenditures related to research and development activities of the Company are charged to operating expenses when incurred.

Advertising Costs, Policy [Policy Text Block]
Advertising Expenses

The Company expenses all advertising and promotional costs as incurred. These costs were approximately $1,203,000 in 2012, $1,212,000 in 2011, and $1,450,000 in 2010, respectively. A portion of these costs was for advertising, which approximately amounted to $272,000 in 2012, $250,000 in 2011, and $374,000 in 2010, respectively.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Pension Costs

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on the actuarial calculation

Income Tax, Policy [Policy Text Block]
Income Tax

The provision for income tax represents income tax paid and payable for the current year plus the changes in the deferred income tax assets and liabilities during the relevant years. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. The Company believes that uncertainty exists regarding the realizability of certain deferred income tax assets and, accordingly, has established a valuation allowance for those deferred income tax assets to the extent the realizability is not deemed to be more likely than not. Deferred income tax assets and liabilities are measured using enacted tax rates.

The Company utilizes a two step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained in a dispute with taxing authorities, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based Compensation

The Company grants stock options to its employees and certain non-employees and estimates the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service periods. The Company has elected to use the Black-Scholes option pricing model to determine the fair value of stock options on the date of grant. The Company also grants RSUs to its employees and the RSUs are measured based on the fair market value of the underlying stock on the date of grant

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Transactions

The functional currency is the local currency of the respective entities. Foreign currency transactions are recorded at the rate of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivable and payable are settled, are credited or charged to income in the period of conversion or settlement. At year-end, the balances of foreign currency monetary assets and liabilities are recorded based on prevailing exchange rates and any resulting gains or losses are credited or charged to income.

Translation of Foreign Currency Financial Statements [Policy Text Block]
Translation of Foreign Currency Financial Statements

The reporting currency of the Company is the US dollar. Accordingly, the financial statements of the foreign subsidiaries are translated into US dollars at the following exchange rates: assets and liabilities - current rate on balance sheet date; shareholders’ equity - historical rate; income and expenses - weighted average rate during the year. The resulting translation adjustment is recorded as a separate component of shareholders’ equity.

Comprehensive Income, Policy [Policy Text Block]	Comprehensive Income (Loss) Comprehensive income (loss) represents net income (loss) plus the results of certain changes in shareholders’ equity during a period from non-owner sources.
Legal Contingencies [Policy Text Block]
Legal Contingencies

The Company is currently involved in various claims and legal proceedings. Periodically, the Company reviews the status of each significant matter and assesses the potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. In view of uncertainties related to these matters, accruals are based only on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to the pending claims and litigation and revises these estimates as appropriate. Such revisions in the estimates of the potential liabilities could have a material impact on the results of operations and financial position.

As part of its standard terms and conditions, the Company offers limited indemnification to third parties with whom it enters into contractual relationships, including customers; however, it is not possible to determine the range of the amount of potential liability under these indemnification obligations due to the lack of prior indemnification claims. These indemnifications typically hold third parties harmless against specified losses, such as those arising from a breach of representation or covenant, or other third party claims that the Company’s products, when used for their intended purposes, infringe the intellectual property rights of such other third parties. These indemnifications are triggered by any claim of infringement of intellectual property rights brought by a third party with respect to the Company’s products. The terms of these indemnifications may not be waived or amended except by written notice signed by both parties, and may only be terminated with respect to the Company’s products.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standard Board (“FASB”) issued an accounting update to amend the fair value measurement guidance and include some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for the Company for the year ending December 31, 2012.

In June and December 2011, the FASB issued accounting updates to eliminate the current option to report other comprehensive income and its components in the statement of stockholders’ equity. Instead, an entity will be required to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. The new requirements do not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. The standard is effective for the Company for the year ending December 31, 2012. The Company has elected to present other comprehensive income and its components in one continuous statement and the adoption did not have an impact on the Company’s results of operations, financial position or cash flows.

In December 2011, the FASB issued an accounting update, which creates new disclosure requirements regarding the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. Certain disclosures of the amounts of certain instruments subject to enforceable master netting arrangements or similar agreements would be required, irrespective of whether the entity has elected to offset those instruments in the statement of financial position. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 with retrospective application required. Since this standard impacts disclosure requirements only, its adoption is not expected to have a material impact on the Company’s results of operations, financial condition or cash flows.

In July 2012, the FASB issued an accounting update to simplify how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. The update permits an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The standard is effective for fiscal years beginning after December 15, 2012. The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

In February 2013, the FASB issued an accounting update requiring entities to present information about significant items reclassified out of accumulated other comprehensive income (loss) by component either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements. This standard is effective for the Company for the year ending December 31, 2013. The adoption of this guidance is not expected to impact the Company's results of operations, financial position or cash flows.

Note 4 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Fair Value Measurements at the End of the Reporting Period
	Level 1	Level 2	Level 3	Total	Total Losses
Items measured at fair value on a recurring basis at December 31, 2012

Cash and cash equivalents
Money market mutual funds	$-	$1,528	$-	$1,528

Short-term investments
Government bonds	-	1,635	-	1,635
Corporate bonds	-	500	-	500
Agency bonds	-	6,636	-	6,636

Long-term investments
Available-for-sale securities	943	-	-	943

Total recurring fair value measurements	$943	$10,299	$-	$11,242

Items measured at fair value on a nonrecurring basis at December 31, 2012

Long-lived assets held and used related to the exit activities
Property and equipment (note 3)	$-	$-	$-	$-	$(462)
Intangible assets (note 3)	-	-	-	-	(1,198)
Other assets (note 3)	-	-	-	-	(660)

Total nonrecurring fair value measurements	$-	$-	$-	$-	$(2,320)

Items measured at fair value on a recurring basis at December 31, 2011

Cash and cash equivalents
Money market mutual funds	$-	$1,398	$-	$1,398

Short-term investments
Government bonds	-	1,007	-	1,007
Corporate bonds	-	5,666	-	5,666
Agency bonds	-	2,176	-	2,176

Long-term investments
Available-for-sale securities	791	-	-	791

Total recurring fair value measurements	$791	$10,247	$-	$11,038

Items measured at fair value on a nonrecurring basis at December 31, 2011

Long-term investments
Cost method securities (note 9)	$-	$78	$-	$78	$(422)

Total nonrecurring fair value measurements	$-	$78	$-	$78	$(422)

Note 5 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31
	2012	2011

Time deposits	$12,030	$7,742
Savings and checking accounts	14,321	23,399
Money market mutual funds	1,528	1,398
Petty cash	19	23
	$27,898	$32,562

Note 6 - Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cash, Cash Equivalents and Short-term Investments [Table Text Block]
	December 31, 2012
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Time deposits	$60,656	$-	$-	$60,656

Available-for-sale securities
Government bonds	1,631	4	-	1,635
Corporate bonds	500	-	-	500
Agency bonds	6,633	7	(4)	6,636
	$69,420	$11	$(4)	$69,427
	December 31, 2011
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Time deposits	$84,167	$-	$-	$84,167

Available-for-sale securities
Government bonds	1,008	-	(1)	1,007
Corporate bonds	5,670	-	(4)	5,666
Agency bonds	2,184	-	(8)	2,176
	$93,029	$-	$(13)	$93,016

Investments Classified by Contractual Maturity Date [Table Text Block]
	December 31, 2012
		Fair
	Cost	Value
Time deposits
Due within one year	$60,628	$60,628
Due after one year through two years	28	28
	60,656	60,656

Available-for-sale securities
Due within one year	5,597	5,604
Due after one year through two years	3,167	3,167
	8,764	8,771
	$69,420	$69,427
	December 31, 2011
		Fair
	Cost	Value
Time deposits
Due within one year	$84,138	$84,138
Due after one year through two years	26	26
Due after two years	3	3
	84,167	84,167

Available-for-sale securities
Due within one year	7,344	7,338
Due after one year through two years	1,518	1,511
	8,862	8,849
	$93,029	$93,016

Schedule of Unrealized Loss on Investments [Table Text Block]
December 31, 2012
	Less Than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Agency bonds	$3,229	$4	$-	$-	$3,229	$4
	December 31, 2011
	Less Than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Government bonds	$1,007	$1	$-	$-	$1,007	$1
Corporate bonds	5,666	4	-	-	5,666	4
Agency bonds	2,176	8	-	-	2,176	8
	8,849	13	-	-	8,849	13

Investment in Etrend HitechCorporation (“Etrend”) (note 9)	791	129	-	-	791	129
	$9,640	$142	$-	$-	$9,640	$142

Note 7 - Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
	December 31
	2012	2011

Finished goods	$2,294	$2,447
Work-in-process	1,851	1,980
Raw materials	3,772	3,499
	$7,917	$7,926

Note 8 - Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Prepaid Expenses and Other Current Assets [Table Text Block]
	December 31
	2012	2011

Prepaid expenses	$848	$1,122
Interest receivable	527	424
Other receivable	48	39
Value-added-tax recoverable	25	33
Deferred income tax assets	26	84
Other	483	526
	$1,957	$2,228

Note 9 - Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Long-Term Investments [Table Text Block]
	December 31
	2012	2011
Cost method
Sigurd Cayman	$7,200	$7,200
X-FAB Silicon Foundries SE (“X-FAB”)	4,968	4,968
Philip Ventures Enterprise Fund (“PVEF”)	497	942
GEM	78	78
Excelliance MOS Co., Ltd (“EMC”)	1,844	1,960
Asia Sinomos Semiconductor Inc. (“Sinomos”)	-	-
Silicon Genesis Corporation (“SiGen”)	-	-
	14,587	15,148
Available-for-sale securities – noncurrent
Etrend	943	791
China Resources Microelectronic Limited (“CR Micro”)	-	-
	943	791
	$15,530	$15,939

Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
December 31, 2012
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Etrend	$920	$23	$-	$943
December 31, 2011
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Etrend	$920	$-	$(129)	$791

Note 10 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Table Text Block]
	December 31
	2012	2011
Cost
Land	$2,510	$2,510
Buildings	8,055	8,055
Equipment	28,574	32,507
Furniture and fixtures	1,128	1,080
Leasehold improvements	3,228	2,766
Transportation equipment	659	671
Prepayment for property and equipment	10,166	9,978
	54,320	57,567
Accumulated depreciation
Buildings	1,396	1,215
Equipment	22,876	24,318
Furniture and fixtures	893	874
Leasehold improvements	2,473	2,321
Transportation equipment	540	509
	28,178	29,237
	$26,142	$28,330

Note 11 - Intangible Assets, Net (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross
	Carrying	Accumulated	Asset
	Amount	Amortization	Write-off	Net

Developed technologies	$2,564	$(1,366)	$(1,198)	$-
Other	317	(286)	-	31
	$2,881	$(1,652)	$(1,198)	$31

	Gross
	Carrying	Accumulated
	Amount	Amortization	Net

Developed technologies	$2,564	$(1,093)	$1,471
Customer relationship	261	(261)	-
Tradename	56	(56)	-
Other	317	(223)	94
	$3,198	$(1,633)	$1,565

Note 12 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Assets [Table Text Block]
	December 31
	2012	2011

Deferred charges	$1,353	$2,513
Land use rights	1,207	1,236
Refundable deposits	789	706
Deferred income tax assets - noncurrent	125	159
	$3,474	$4,614

Note 13 - Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	December 31
	2012	2011

Salaries, bonus and benefits	$3,252	$3,737
Engineering related expenses	1,131	1,185
Legal and audit fees	439	790
Withholding tax payable	194	278
Consulting fees	165	275
Payable for acquisition of equipment	146	464
Promotional expenses	135	116
Shipping expenses	83	160
Value-added tax payable	64	47
Deferred income tax liabilities	20	11
Payable for stock repurchase	-	332
Other accrued expenses	948	842
	$6,577	$8,237

Note 14 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended December 31
	2012	2011	2010

Cayman Islands	$(31,218)	$5,188	$18,235
Foreign	5,633	4,872	5,135
	$(25,585)	$10,060	$23,370

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31
	2012	2011	2010

Current	$1,002	$1,155	$1,330
Deferred	101	(92)	(5)

Income tax expense	$1,103	$1,063	$1,325

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31
	2012	2011	2010

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	1,048	1,083	1,174
Changes in deferred income tax assets	156	(532)	(226)
Adjustments to prior years’ taxes	(2)	(221)	(193)
Changes in valuation allowances for deferred income tax assets	(55)	440	221
Other	(44)	293	349
	$1,103	$1,063	$1,325

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31
	2012	2011
Deferred income tax assets
Research and development credits	$5,216	$5,148
Net operating loss carryforwards	30	36
Depreciation and amortization	351	430
Accrued vacation and other expenses	108	238
	5,705	5,852
Valuation allowance	(5,554)	(5,609)

Total net deferred income tax assets	$151	$243

Deferred income tax liabilities
Unrealized capital allowance	$20	$11

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Table Text Block]
	Years Ended December 31
	2012	2011

Balance, beginning of the year	$66	$310
Increase in tax position balance during current year	-	1
Decrease related to settlements	-	(8)
Reduction related to lapses	(66)	(237)

Balance, end of the year	$-	$66

Note 15 - Retirement and Pension Plans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Allocation of Plan Assets [Table Text Block]
	December 31
	2012	2011

Cash	25%	24%
Debt securities	20%	19%
Equity securities	36%	10%

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Years Ended December 31
	2012	2011

Projected benefit obligation, beginning of the year	$1,074	$1,047
Service cost	5	6
Interest cost	20	23
Benefits paid	-	-
Actuarial loss (gain)	121	(2)

Projected benefit obligation, end of the year	$1,220	$1,074

Fair value of plan assets, beginning of the year	$446	$368
Employer contributions	42	87
Actual return on plan assets	24	(9)

Fair value of plan assets, end of the year	$512	$446

Schedule of Net Benefit Costs [Table Text Block]
	Years Ended December 31
	2012	2011

Service cost	$5	$6
Interest cost	20	23
Expected return on plan assets	(10)	(7)
Amortization of net pension loss	17	14

Net periodic benefit cost	$32	$36

Schedule of Net Funded Status [Table Text Block]
	December 31
	2012	2011

Accumulated benefit obligation	$(900)	$(787)

Project benefit obligation	(1,220)	(1,074)
Plan assets at fair value	512	446

Funded status of the plan	$(708)	$(628)

Schedule of Assumptions Used [Table Text Block]
	December 31
	2012	2011

Discount rate	1.5%	1.8%
Rate of compensation increases	2.0%	2.0%

Assumptions to Determine the Net Periodic Benefit Cost [Table Text Block]
	Years Ended December 31
	2012	2011

Discount rate	1.5%	1.8%
Rate of compensation increases	2.0%	2.0%
Expected long-term rate of return on plan assets	1.8%	2.0%

Schedule of Expected Benefit Payments [Table Text Block]
Year

2013	$3
2014	9
2015	5
2016	5
2017and thereafter	686

Total estimated future benefit payments	$708

Note 16 - Stock-Based Compensation (Tables)	12 Months Ended	36 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options Shares	Price	Contract Life	Value

Outstanding Options, January 1, 2012	273,201,350	$0.1872
Granted	27,847,050	$0.1013
Exercised	(1,566,650)	$0.0509
Forfeited or expired	(38,160,300)	$0.2520

Outstanding Options, December 31, 2012	261,321,450	$0.1694	3.36	$431,000

Vested and Expected to Vest Options at December 31, 2012	252,452,250	$0.1713	3.24	$431,000

Exercisable Options at December 31, 2012	222,227,400	$0.1789	2.81	$415,000

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Options Outstanding			Options Exercisable
				Weighted
				Average	Weighted		Weighted
				Remaining	Average	Number	Average
			Number	Contractual	Exercise	Exercisable	Exercise
Range of Exercise Prices			Outstanding	Life	Price	and Vested	Price

$0.0460	-	$0.0948	53,430,950	5.08	$0.0652	38,752,500	$0.0563
$0.1000	-	$0.1538	48,960,500	4.79	$0.1290	31,064,800	$0.1349
$0.1594	-	$0.1922	46,058,100	2.57	$0.1666	39,538,200	$0.1671
$0.2036	-	$0.2072	64,488,300	2.96	$0.2038	64,488,300	$0.2038
$0.2116	-	$0.4792	48,383,600	1.28	$0.2822	48,383,600	$0.2822

Balance, December 31, 2012			261,321,450	3.36	$0.1694	222,227,400	$0.1789

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
		Weighted
	Number of	Average
	Outstanding	Grant-Date
	Awards	Fair Value

Nonvested at January 1, 2012	33,965,200	$0.1066
Granted	20,089,850	$0.1013
Vested	(15,245,000)	$0.0967
Forfeited and expired	(5,971,500)	$0.1172

Nonvested at December 31, 2012	32,838,550	$0.1061

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	Stock Options									Employee Stock Purchase Plan
	Years Ended December 31									Years Ended December 31
	2012			2011			2010			2012			2011			2010

Risk-free interest rate	0.59%	-	1.04%	0.83%	-	2.24%	1.17%	-	2.55%	0.06%	-	0.10%	0.01%	-	0.15%	0.10%	-	0.17%
Expected life (Years)			5			5			5	0.25	-	0.26	0.25	-	0.26	0.25	-	0.26
Volatility	48%	-	50%	50%	-	52%	52%	-	54%	27%	-	45%	34%	-	42%	39%	-	52%
Dividend	-			-			-			-			-			-

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
Outstanding stock options	261,321,450
Outstanding RSUs	32,838,550
Shares reserved for future stock option grants	71,162,300
Shares reserved for Employee Stock Purchase Plan	21,665,950
Shares reserved for Awards	95,756,450
482,744,700

Note 17 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Years Ended December 31
	2012	2011	2010

Net Income (loss) from continuing operations (in thousands)	$(26,688)	$8,997	$22,045
Income (Loss) from discontinued operations (in thousands)	895	9	(9,843)

Net income (loss) (in thousands)	$(25,793)	$9,006	$12,202

Weighted average shares outstanding (in thousands) – basic	1,552,190	1,656,092	1,706,665
Effect of dilutive securities:
Options and RSUs (in thousands)	-	38,211	46,167

Weighted average shares outstanding (in thousands) – diluted	1,552,190	1,694,303	1,752,832

Earnings (loss) per share – basic
Continuing operations	$(0.02)	$0.01	$0.01
Discontinued operations	-	-	-
	$(0.02)	$0.01	$0.01

Earnings (loss) per share – diluted
Continuing operations	$(0.02)	$0.01	$0.01
Discontinued operations	-	-	-
	$(0.02)	$0.01	$0.01

Note 18 - Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year	Operating Leases

2013	$2,507
2014	1,489
2015	856
2016	76

Total minimum lease payments	$4,928

Long-term Purchase Commitment [Table Text Block]
Year

2013	$2,091
2014	407

Total	$2,498

Note 20 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31
	2012		2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	$27,898	$27,898	$32,562	$32,562
Restricted cash	177	177	169	169
Short-term investments	69,427	69,427	93,016	93,016
Long-term investments in available-for-sale securities	943	943	791	791
Restricted assets	10,000	10,000	-	-

Note 21 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Operating Segment Net Sales And Operating Income (Loss) [Table Text Block]
	Years Ended December 31
	2012	2011	2010
Net sales
Integrated Circuit Group	$97,666	$124,283	$137,789
Network Security Group	825	202	1,946
	$98,491	$124,485	$139,735

Income (loss) from operations
Integrated Circuit Group	$(27,970)	$7,104	$22,442
Network Security Group	767	(88)	(9,591)
	$(27,203)	$7,016	$12,851

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Years Ended December 31
	2012	2011	2010

China	$78,709	$99,491	$105,170
Korea	7,965	11,521	14,623
Japan	6,502	7,190	11,131
Taiwan	2,271	1,532	3,854
Other	3,044	4,751	4,957
	$98,491	$124,485	$139,735

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Years Ended December 31
	2012	2011	2010

Customer A	9.6%	13.8%	18.9%

Unrealized Gain (Loss) on Investments [Table Text Block]
	December 31
	2012	2011	2010

Taiwan	$11,608	$12,158	$11,815
China	9,500	11,126	12,991
U.S.A.	4,718	4,713	4,599
Singapore	155	210	213
Other	161	123	121
	$26,142	$28,330	$29,739

Note 2 - Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Marketing and Advertising Expense (in Dollars)	$ 1,203,000	$ 1,212,000	$ 1,450,000
Advertising Expense (in Dollars)	$ 272,000	$ 250,000	$ 374,000
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	35 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	49 years 255 days
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	9 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	6 years
Transportation Equipment [Member]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Intellectual Property [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Maximum [Member] | Intellectual Property [Member]
Finite-Lived Intangible Asset, Useful Life	10 years

Note 3 - Discontinued Operations And Exit Activities (Detail) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010 Network Secrurity Group [Member]	Dec. 31, 2010 Network Secrurity Group [Member]	Dec. 31, 2012 Loss On Asset Write Off [Member]	Dec. 31, 2012 One Time Employee Termination Benefits [Member]	Dec. 31, 2012 Property and Equipment [Member]	Dec. 31, 2012 Intangible Assets [Member]	Dec. 31, 2012 Deferred Charges [Member]	Dec. 31, 2012 Accrued One Time Termination Benefits [Member]
Asset Impairment Charges	$ 2,320,000		$ 422,000	$ 2,184,000	$ 2,184,000
Disposal Group, Including Discontinued Operation, Operating Expense						1,218,000
Business Exit Costs		$ 3,343,000					$ 2,320,000	$ 1,023,000	$ 462,000	$ 1,198,000	$ 660,000	$ 1,023,000

Note 4 - Fair Value Measurements (Detail) (USD $)	12 Months Ended										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Intelligent E-Commerce Group [Member] Aggregate Write Down Of Assets To Fair Value[Member]	Dec. 31, 2012 Intelligent E-Commerce Group [Member] Property and Equipment [Member]	Dec. 31, 2012 Intelligent E-Commerce Group [Member] Intangible Assets [Member]	Dec. 31, 2012 Intelligent E-Commerce Group [Member] Deferred Charges [Member]	Dec. 31, 2011 GEM Services, Inc. ("GEM") [Member]	Dec. 31, 2010 GEM Services, Inc. ("GEM") [Member]	Dec. 31, 2012 Property and Equipment [Member]	Dec. 31, 2012 Intangible Assets [Member]
Business Exit Costs		$ 3,343,000			$ 2,320,000	$ 462,000	$ 1,198,000	$ 660,000
Assets, Fair Value Disclosure						0	0	0
Investments										500,000
Investment Owned, at Fair Value									78,000
Asset Impairment Charges	$ 2,320,000		$ 422,000	$ 2,184,000					$ 422,000		$ 462,000	$ 1,198,000

Note 4 - Fair Value Measurements (Detail) - Items Measured at Fair Value on a Recurring Basis (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total losses	$ (2,320,000)	$ (422,000)	$ (2,184,000)
Other Assets [Member]
Total losses	(660,000)
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Items measured at fair value on a recurring basis	1,528,000	1,398,000
Money Market Funds [Member] | Total [Member]
Items measured at fair value on a recurring basis	1,528,000	1,398,000
Government Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Items measured at fair value on a recurring basis	1,635,000	1,007,000
Government Bonds [Member] | Total [Member]
Items measured at fair value on a recurring basis	1,635,000	1,007,000
Corporate Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Items measured at fair value on a recurring basis	500,000	5,666,000
Corporate Bonds [Member] | Total [Member]
Items measured at fair value on a recurring basis	500,000	5,666,000
Agency Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Items measured at fair value on a recurring basis	6,636,000	2,176,000
Agency Bonds [Member] | Total [Member]
Items measured at fair value on a recurring basis	6,636,000	2,176,000
Available For Sale Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Items measured at fair value on a recurring basis	943,000	791,000
Available For Sale Securities [Member] | Total [Member]
Items measured at fair value on a recurring basis	943,000	791,000
Property and Equipment [Member]
Total losses	(462,000)
Intangible Assets [Member]
Total losses	(1,198,000)
Cost Method Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Items measured at fair value on a nonrecurring basis		78,000
Cost Method Securities [Member] | Total [Member]
Items measured at fair value on a nonrecurring basis		78,000
Cost Method Securities [Member]
Total losses		(422,000)
Fair Value, Inputs, Level 1 [Member]
Items measured at fair value on a recurring basis	943,000	791,000
Fair Value, Inputs, Level 2 [Member]
Items measured at fair value on a recurring basis	10,299,000	10,247,000
Items measured at fair value on a nonrecurring basis		78,000
Total [Member]
Items measured at fair value on a recurring basis	11,242,000	11,038,000
Items measured at fair value on a nonrecurring basis		$ 78,000

Note 5 - Cash and Cash Equivalents (Detail) - Summary of cash and cash equivalents (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time deposits	$ 12,030	$ 7,742
Savings and checking accounts	14,321	23,399
Money market mutual funds	1,528	1,398
Petty cash	19	23
	$ 27,898	$ 32,562

Note 6 - Short-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Gross Realized Gains	$ 1,000	$ 1,000	$ 2,000
Available-for-sale Securities, Gross Realized Losses	$ 0	$ 0	$ 0

Note 6 - Short-Term Investments (Detail) - Summary of Short-Term Investments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Securities [Member]
Cost	$ 1,631	$ 1,008
Gross Unrealized Gains	4
Fair Value	1,635	1,007
Gross Unrealized Losses		(1)
Domestic Corporate Debt Securities [Member]
Cost	500	5,670
Fair Value	500	5,666
Gross Unrealized Losses		(4)
US Government Agencies Debt Securities [Member]
Cost	6,633	2,184
Gross Unrealized Gains	7
Fair Value	6,636	2,176
Gross Unrealized Losses	(4)	(8)
Total Short-Term Investments[Member]
Cost	69,420
Gross Unrealized Gains	11
Fair Value	69,427
Gross Unrealized Losses	(4)	(142)
Total [Member]
Cost		93,029
Fair Value		93,016
Gross Unrealized Losses		(13)
Bank Time Deposits [Member]
Cost	60,656	84,167
Fair Value	$ 60,656	$ 84,167

Note 6 - Short-Term Investments (Detail) - Summary of Short-Term Investments by Contractual Maturity (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term investments	$ 69,427	$ 93,016
Due Within One Year [Member] | Bank Time Deposits [Member] | Cost [Member]
Short-term investments	60,628	84,138
Due Within One Year [Member] | Bank Time Deposits [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Short-term investments	60,628	84,138
Due Within One Year [Member] | Available For Sale Securities [Member] | Cost [Member]
Short-term investments	5,597	7,344
Due Within One Year [Member] | Available For Sale Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Short-term investments	5,604	7,338
Due After One Year Through Two Years [Member] | Bank Time Deposits [Member] | Cost [Member]
Short-term investments	28	26
Due After One Year Through Two Years [Member] | Bank Time Deposits [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Short-term investments	28	26
Due After One Year Through Two Years [Member] | Available For Sale Securities [Member] | Cost [Member]
Short-term investments	3,167	1,518
Due After One Year Through Two Years [Member] | Available For Sale Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Short-term investments	3,167	1,511
Due After Two Years [Member] | Bank Time Deposits [Member] | Cost [Member]
Short-term investments		3
Due After Two Years [Member] | Bank Time Deposits [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Short-term investments		3
Bank Time Deposits [Member] | Cost [Member]
Short-term investments	60,656	84,167
Bank Time Deposits [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Short-term investments	60,656	84,167
Available For Sale Securities [Member] | Cost [Member]
Short-term investments	8,764	8,862
Available For Sale Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Short-term investments	8,771	8,849
Cost [Member]
Short-term investments	69,420	93,029
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Short-term investments	$ 69,427	$ 93,016

Note 6 - Short-Term Investments (Detail) - Summary of Unrealized Losses and Fair Value of Investments Not Deemed to be Other Than Temporarily Impaired (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total Unrealized Losses		$ (129)
Agency Bonds [Member]
Less Than 12 Months Fair Value	3,229	2,176
Less Than 12 Month Unrealized Losses	4	8
Total Fair Value	3,229	2,176
Total Unrealized Losses	4	8
Government Bonds [Member]
Less Than 12 Months Fair Value		1,007
Less Than 12 Month Unrealized Losses		1
Total Fair Value		1,007
Total Unrealized Losses		1
Corporate Bonds [Member]
Less Than 12 Months Fair Value		5,666
Less Than 12 Month Unrealized Losses		4
Total Fair Value		5,666
Total Unrealized Losses		4
Total Bonds [Member]
Less Than 12 Months Fair Value		8,849
Less Than 12 Month Unrealized Losses		13
Total Fair Value		8,849
Total Unrealized Losses		13
Investment In Etrend Hitech Corporation ("Etrend") [Member]
Less Than 12 Months Fair Value		791
Less Than 12 Month Unrealized Losses		129
Total Fair Value		791
Total Unrealized Losses		129
Total Short-Term Investments[Member]
Less Than 12 Months Fair Value		9,640
Less Than 12 Month Unrealized Losses	4	142
Total Fair Value		9,640
Total Unrealized Losses		$ 142

Note 7 - Inventories (Detail) - Summary of Inventory (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finished goods	$ 2,294	$ 2,447
Work-in-process	1,851	1,980
Raw materials	3,772	3,499
	$ 7,917	$ 7,926

Note 8 - Prepaid Expenses and Other Current Assets (Detail) - Summary of Prepaid Expenses and Other Current Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses	$ 848	$ 1,122
Interest receivable	527	424
Other receivable	48	39
Value-added-tax recoverable	25	33
Deferred income tax assets	26	84
Other	483	526
	$ 1,957	$ 2,228

Note 9 - Long-Term Investments (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Preferred Stock [Member] Sigurd Cayman [Member]	Apr. 30, 2010 Preferred Stock [Member] Sigurd Cayman [Member] USD ($)	Jul. 31, 2008 Preferred Stock [Member] Sigurd Cayman [Member] USD ($)	Apr. 16, 2012 Preferred Stock [Member] GEM [Member] USD ($)	Dec. 31, 2011 Preferred Stock [Member] GEM [Member] USD ($)	Dec. 31, 2012 Preferred Stock [Member] GEM [Member] USD ($)	Dec. 31, 2003 Preferred Stock [Member] SiGen [Member] USD ($)	Dec. 31, 2012 Preferred Stock [Member] SiGen [Member] USD ($)	Dec. 31, 2012 Common Stock [Member] X-FAB [Member] USD ($)	Nov. 30, 2012 Common Stock [Member] PVEF [Member] USD ($)	Dec. 31, 2012 Common Stock [Member] EMC [Member] USD ($)	Jun. 30, 2010 Common Stock [Member] EMC [Member] USD ($)	Jun. 30, 2010 Common Stock [Member] EMC [Member] TWD	Jun. 30, 2009 Common Stock [Member] CR Micro [Member]	Aug. 31, 2004 Common Stock [Member] CR Micro [Member] USD ($)	Dec. 31, 2011 Common Stock [Member] CR Micro [Member] USD ($)	Dec. 31, 2010 Common Stock [Member] CR Micro [Member]	Dec. 31, 2008 Common Stock [Member] CR Micro [Member] USD ($)	Dec. 31, 2011 Common Stock [Member] CR Micro [Member] HKD	Feb. 23, 2009 Common Stock [Member] CR Micro [Member] HKD	Jun. 30, 2006 Common Stock [Member] CR Micro [Member] HKD	Dec. 31, 2012 Common Stock [Member] Etrend [Member]	Sep. 30, 2008 Common Stock [Member] Sinomos [Member] USD ($)	Dec. 31, 2012 Common Stock [Member] Sinomos [Member]	Dec. 31, 2006 Common Stock [Member] Sinomos [Member] USD ($)	May 30, 2006 Common Stock [Member] Sinomos [Member] USD ($)	Jan. 31, 2005 Common Stock [Member] Sinomos [Member] USD ($)	Nov. 30, 2012 Equity Securities, Other [Member] PVEF [Member] USD ($)	Jun. 30, 2010 Equity Securities, Other [Member] PVEF [Member] USD ($)	Jun. 30, 2010 Equity Securities, Other [Member] PVEF [Member] SGD	Nov. 30, 2005 Equity Securities, Other [Member] PVEF [Member] USD ($)	Nov. 30, 2005 Equity Securities, Other [Member] PVEF [Member] SGD
Cost Method Investment, Purchase Price				$ 1,500,000	$ 5,700,000						$ 4,968,000			$ 1,960,000	62,900,000												$ 4,785,000	$ 3,288,000	$ 5,000,000		$ 357,000	500,000	$ 585,000	1,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			18.88%		19.54%			0.39%		0.06%	1.60%	5.00%	11.36%											7.62%		18.41%
Cost Method Investment, Purchase Price				1,500,000	5,700,000						4,968,000			1,960,000	62,900,000												4,785,000	3,288,000	5,000,000		357,000	500,000	585,000	1,000,000
Investment Owned, Balance, Shares (in Shares)			9,690,445					333,334			530,000		3,406,720	3,468,000	3,468,000				70,200,000					3,048,383		30,101,353					30	30	20	20
Cost Method Investment, Purchase Price				1,500,000	5,700,000						4,968,000			1,960,000	62,900,000												4,785,000	3,288,000	5,000,000		357,000	500,000	585,000	1,000,000
Cost Method Investment, Purchase Price (in Euro)				1,500,000	5,700,000						4,968,000			1,960,000	62,900,000												4,785,000	3,288,000	5,000,000		357,000	500,000	585,000	1,000,000
Investment Owned Value Per Unit (in Dollars)																																		50,000
Stock Redeemed or Called During Period, Value												445,000
Investment Owned, Balance, Principal Amount								78,000		23,946																				497,000
Cost Method Investment Per Share (in Dollars per share)						$ 0.235
Investment Percentage						58.40%													0.80%
Cost-method Investments, Other than Temporary Impairment							422,000		0											1,073,000					13,073,000
Cost Method Investment Sale of Shares (in Shares)													200,000
Cost Method Investment Sale of Shares Value													138,000
Cost-method Investments, Aggregate Carrying Amount													1,844,000
Available-for-sale Securities, Noncurrent																	4,547,000
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities																	756,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.00002	$ 0.00002																			0.48	0.3	0.42
Privatization Proposal Disapproved Percentage																10.00%
Marketable Securities, Realized Gain (Loss)																		1,619,000
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, before Tax																		1,611,000
Write Off Outstanding Prepayments																									$ 2,942,000

Note 9 - Long-Term Investments (Detail) - Summary of Long-Term Investments (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost method
	$ 15,530,000	$ 15,939,000
Etrend [Member]
Available-for-sale securities – noncurrent
Available For Sale - Noncurrent	943,000	791,000
Total [Member]
Available-for-sale securities – noncurrent
Available For Sale - Noncurrent	943,000	791,000
Sigurd Cayman [Member]
Cost method
Cost Method Investments	7,200,000	7,200,000
X-FAB [Member]
Cost method
Cost Method Investments	4,968,000	4,968,000
PVEF [Member]
Cost method
Cost Method Investments	497,000	942,000
GEM [Member]
Cost method
Cost Method Investments	78,000	78,000
EMC [Member]
Cost method
Cost Method Investments	1,844,000	1,960,000
Total Cost Method Investments [Member]
Cost method
	14,587,000	15,148,000
Total Long Term Investments [Member]
Available-for-sale securities – noncurrent
Available For Sale - Noncurrent	$ 15,530,000	$ 15,939,000

Note 9 - Long-Term Investments (Detail) - Summary of Gross Unrealized Gains and Losses and Fair Value of Long-Term Investments in Available-For-Sale Securities (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2012 Etrend [Member]
Cost	$ 920	$ 920
Gross Unrealized Gains		23
Gross Unrealized Losses	(129)
Fair Value	$ 791	$ 943

Note 10 - Property and Equipment, Net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2009
Depreciation		$ 3,707,000		$ 3,520,000	$ 3,731,000
Asset Impairment Charges	2,320,000		422,000		2,184,000
Real Estate Investment Property, at Cost						8,918,000
Deferred Gain on Sale of Property	129,000	129,000
Network Secrurity Group [Member]
Impairment of Long-Lived Assets Held-for-use					340,000
Intelligent E-Commerce Group [Member]
Asset Impairment Charges		$ 462,000

Note 10 - Property and Equipment, Net (Detail) - Summary of Property and Equipment, Net (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Land	$ 2,510	$ 2,510
Buildings	8,055	8,055
Equipment	28,574	32,507
Furniture and fixtures	1,128	1,080
Leasehold improvements	3,228	2,766
Transportation equipment	659	671
Prepayment for property and equipment	10,166	9,978
	54,320	57,567
Buildings	1,396	1,215
Equipment	22,876	24,318
	28,178	29,237
	26,142	28,330	29,739
Furniture and Fixtures [Member]
Other Capital Assets	893	874
Leasehold Improvements [Member]
Other Capital Assets	2,473	2,321
Transportation Equipment [Member]
Other Capital Assets	$ 540	$ 509

Note 11 - Intangible Assets, Net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment of Intangible Assets, Finite-lived	$ (1,198,000)
Amortization of Intangible Assets	337,000	379,000	608,000
Network Secrurity Group [Member]
Impairment of Intangible Assets, Finite-lived			1,729,000
Intelligent E-Commerce Group [Member]
Indefinite-lived Intangible Assets, Impairment Losses	$ 1,198,000

Note 11 - Intangible Assets, Net (Detail) - Summary of Intangible Assets (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gross Carrying Amount	$ 2,881,000	$ 3,198,000
Accumulated Amortization	(1,652,000)	(1,633,000)
Asset Write-off	(1,198,000)
Net	31,000	1,565,000
Developed Technology Rights [Member]
Gross Carrying Amount	2,564,000
Accumulated Amortization	(1,366,000)
Asset Write-off	(1,198,000)
Other Intangible Assets [Member]
Gross Carrying Amount	317,000	317,000
Accumulated Amortization	(286,000)	(223,000)
Net	$ 31,000	$ 94,000

Note 11 - Intangible Assets, Net (Detail) - Intangible assets consisted of the following as of December 31, 2011: (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross Carrying Amount	$ 2,881	$ 3,198
Accumulated Amortization	(1,652)	(1,633)
Net	31	1,565
Developed Technologies [Member]
Gross Carrying Amount		2,564
Accumulated Amortization		(1,093)
Net		1,471
Customer Relationship And Tradename [Member]
Gross Carrying Amount		261
Accumulated Amortization		(261)
Trade Names [Member]
Gross Carrying Amount		56
Accumulated Amortization		(56)
Other Intangible Assets [Member]
Gross Carrying Amount	317	317
Accumulated Amortization	(286)	(223)
Net	$ 31	$ 94

Note 12 - Other Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Deferred Charges	$ 1,299,000	$ 1,150,000	$ 914,000
Land Use Rights Term	50
Amortization of Intangible Assets	337,000	379,000	608,000
Network Secrurity Group [Member]
Other Asset Impairment Charges			115,000
Intelligent E-Commerce Group [Member]
Gain (Loss) on Sale of Assets and Asset Impairment Charges	660,000
Land Use Rights [Member]
Amortization of Intangible Assets	$ 29,000

Note 12 - Other Assets (Detail) - Summary of Other Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets	$ 3,474	$ 4,614
Deferred Charges [Member]
Other Assets	1,353	2,513
Use Rights [Member]
Other Assets	1,207	1,236
Refundable Deposits [Member]
Other Assets	789	706
Deferred Income Tax Assets - Noncurrent [Member]
Other Assets	$ 125	$ 159

Note 13 - Accrued Expenses and Other Current Liabilities (Detail) - Summary of Accrued Expenses and Other Current Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Salaries, bonus and benefits	$ 3,252	$ 3,737
Engineering related expenses	1,131	1,185
Legal and audit fees	439	790
Withholding tax payable	194	278
Consulting fees	165	275
Payable for acquisition of equipment	146	464
Promotional expenses	135	116
Shipping expenses	83	160
Value-added tax payable	64	47
Deferred income tax liabilities	20	11
Payable for stock repurchase		332
Other accrued expenses	948	842
	$ 6,577	$ 8,237

Note 14 - Income Tax (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit), Continuing Operations, Discontinued Operations, Extraordinary Items	$ (1,000)	$ (33,000)	$ 261,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	55,000	85,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	4,871,000
Deferred Tax Assets, Tax Credit Carryforwards, Other	5,990,000
Unrecognized Tax Benefits	0	66,000	310,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	0	74,000	21,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 7,000
Cayman Islands [Member]
Effective Income Tax Rate Reconciliation, Tax Credits, Foreign			0.00%

Note 14 - Income Tax (Detail) - Summary of Income (Loss) Before Income Taxes From Continuing Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cayman Islands	$ (31,218)	$ 5,188	$ 18,235
Foreign	5,633	4,872	5,135
	$ (25,585)	$ 10,060	$ 23,370

Note 14 - Income Tax (Detail) - Summary of Income Tax Expense From Continuing Operations In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AFN	Dec. 31, 2011 USD ($)	Dec. 31, 2011 AFN	Dec. 31, 2010 USD ($)	Dec. 31, 2010 AFN
Current	$ 1,002		$ 1,155		$ 1,330
Deferred	101		(92)		(5)
Income tax expense	$ 1,103	1,103	$ 1,063	1,063	$ 1,325	1,325

Note 14 - Income Tax (Detail) - Reconciliation Between Statutory Income Tax Rate and The Effective Income Tax Rate In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AFN	Dec. 31, 2011 USD ($)	Dec. 31, 2011 AFN	Dec. 31, 2010 USD ($)	Dec. 31, 2010 AFN
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates		1,048		1,083		1,174
Changes in deferred income tax assets		156		(532)		(226)
Adjustments to prior years’ taxes		(2)		(221)		(193)
Changes in valuation allowances for deferred income tax assets		(55)		440		221
Other		(44)		293		349
	$ 1,103	1,103	$ 1,063	1,063	$ 1,325	1,325

Note 14 - Income Tax (Detail) - Summary of Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets
Research and development credits	$ 5,216	$ 5,148
Net operating loss carryforwards	30	36
Depreciation and amortization	351	430
Accrued vacation and other expenses	108	238
	5,705	5,852
Valuation allowance	(5,554)	(5,609)
Total net deferred income tax assets	151	243
Deferred income tax liabilities
Unrealized capital allowance	$ 20	$ 11

Note 14 - Income Tax (Detail) - Reconciliation of the Beginning and Ending Unrecognized Tax Benefits (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning of the year	$ 66,000	$ 310,000
Increase in tax position balance during current year		1,000
Decrease related to settlements		(8,000)
Reduction related to lapses	(66,000)	(237,000)
Balance, end of the year	$ 0	$ 66,000

Note 15 - Retirement and Pension Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan, Cost Recognized (in Dollars)	$ 1,837,000	$ 1,445,000	$ 1,406,000
Defined Benefit Plan Contributions By Employer Percentage Minimum	2.00%
DefinedBenefitPlanContributionsByEmployer Maximum	15.00%
Defined Benefi tPlan Contributions By Employer Percentage Current	2.00%

Note 15 - Retirement and Pension Plans (Detail) - The percentage of major category of plan assets	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash [Member]
Percentage of major category of plan assets	25.00%	24.00%
Debt Securities [Member]
Percentage of major category of plan assets	20.00%	19.00%
Equity Securities [Member]
Percentage of major category of plan assets	36.00%	10.00%

Note 15 - Retirement and Pension Plans (Detail) - Changes in Projected Benefit Obligation and Plan Assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Projected benefit obligation, beginning of the year	$ 1,074	$ 1,047
Service cost	5	6
Interest cost	20	23
Actuarial loss (gain)	121	(2)
Projected benefit obligation, end of the year	1,220	1,074
Fair value of plan assets, beginning of the year	446	368
Employer contributions	42	87
Actual return on plan assets	24	(9)
Fair value of plan assets, end of the year	$ 512	$ 446

Note 15 - Retirement and Pension Plans (Detail) - Summary of Net Periodic Benefit Cost (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Service cost	$ 5	$ 6
Interest cost	20	23
Expected return on plan assets	(10)	(7)
Amortization of net pension loss	17	14
Net periodic benefit cost	$ 32	$ 36

Note 15 - Retirement and Pension Plans (Detail) - Summary of Funded Status of the Plan (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated benefit obligation	$ (900)	$ (787)
Project benefit obligation	(1,220)	(1,074)	(1,047)
Plan assets at fair value	512	446	368
Funded status of the plan	$ (708)	$ (628)

Note 15 - Retirement and Pension Plans (Detail) - The actuarial assumptions to determine the benefit obligations were as follows	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Discount rate	1.50%	1.80%
Rate of compensation increases	2.00%	2.00%

Note 15 - Retirement and Pension Plans (Detail) - The Actuarial Assumptions to Determine the Net Periodic Benefit Cost	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Discount rate	1.50%	1.80%
Rate of compensation increases	2.00%	2.00%
Expected long-term rate of return on plan assets	1.80%	2.00%

Note 15 - Retirement and Pension Plans (Detail) - Summary of Estimated Future Benefit Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 3
2014	9
2015	5
2016	5
2017and thereafter	686
Total estimated future benefit payments	$ 708

Note 16 - Stock-Based Compensation (Detail) (USD $)	12 Months Ended									1 Months Ended				12 Months Ended				1 Months Ended		1 Months Ended	12 Months Ended	81 Months Ended		1 Months Ended	36 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Purchase Plan 1999 [Member]	Dec. 31, 2011 Purchase Plan 1999 [Member]	Dec. 31, 2010 Purchase Plan 1999 [Member]	Oct. 31, 1999 Purchase Plan 1999 [Member]	Nov. 01, 2009 Purchase Plan 2009 [Member]	Dec. 31, 1997 Stock Plan 1997 [Member]	Jan. 31, 2001 Stock Incentive Plan 1999 [Member] Maximum [Member] Annual Increase [Member]	Jan. 31, 2001 Stock Incentive Plan 1999 [Member] Annual Increase [Member]	Dec. 31, 2012 Stock Incentive Plan 1999 [Member]	Dec. 31, 1999 Stock Incentive Plan 1999 [Member]	Dec. 31, 2012 Share Option Plan 2005 [Member]	Dec. 31, 2011 Share Option Plan 2005 [Member]	May 30, 2009 Share Option Plan 2005 [Member]	Mar. 02, 2006 Share Option Plan 2005 [Member]	May 30, 2009 Share Incentive Plan 2005 [Member]	Mar. 02, 2006 Share Incentive Plan 2005 [Member]	Jun. 30, 2008 Purchase Plan 1999 [Member]	Dec. 31, 2009 Purchase Plan 1999 [Member]	May 31, 2008 Purchase Plan 1999 [Member]	Aug. 31, 2000 Purchase Plan 1999 [Member]	Jun. 22, 2012 Purchase Plan 2009 [Member]	Dec. 31, 2012 Purchase Plan 2009 [Member]	Jun. 22, 2012 Share Option Plan 2005 [Member]	Jun. 22, 2012 Share Incentive Plan 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								25,000,000	185,000,000				150,000,000			175,000,000	100,000,000	125,000,000	75,000,000				50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized										75,000,000										20,000,000		40,000,000		15,000,000		50,000,000	62,500,000
Share-Based Compensation Arrangement By Share-Based Payment Award Minimum Employee Subscription Rate							1.00%
Share-Based Compensation Arrangement By Share-Based Payment Award Employee Subscription Rate Maximum							10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date				90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date				90.00%
Stock Issued During Period, Shares, Employee Stock Purchase Plans																					10,685,400				18,334,050
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingPeriodIncreaseDecreasePercentage											4.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number												114,895,200		146,426,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number												114,895,200		107,332,200
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period														4 years				4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value (in Dollars)			$ 45,000											$ 74,000	$ 545,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)	3,514,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value (in Dollars)	1,474,000	1,637,000	1,688,000
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options (in Dollars)	$ 612,000	$ 994,000	$ 533,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0.0438	$ 0.0705	$ 0.0551	$ 0.014	$ 0.0192	$ 0.0232

Note 16 - Stock-Based Compensation (Detail) - A Summary of Company’s Stock Option Activity Under the Plans (Share Option Plan 2005 [Member], USD $)
In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share Option Plan 2005 [Member]
Outstanding Options, January 1, 2012	273,201,350
Outstanding Options, January 1, 2012 (in Dollars per share)	$ 0.1872
Granted	27,847,050
Granted (in Dollars per share)	$ 0.1013
Exercised	(1,566,650)
Exercised (in Dollars per share)	$ 0.0509
Forfeited or expired	(38,160,300)
Forfeited or expired (in Dollars per share)	$ 0.252
Outstanding Options, December 31, 2012	261,321,450
Outstanding Options, December 31, 2012 (in Dollars per share)	$ 0.1694
Outstanding Options, December 31, 2012	3 years 131 days
Outstanding Options, December 31, 2012 (in Dollars)	$ 431,000
Vested and Expected to Vest Options at December 31, 2012	252,452,250
Vested and Expected to Vest Options at December 31, 2012 (in Dollars per share)	$ 0.1713
Vested and Expected to Vest Options at December 31, 2012	3.24
Vested and Expected to Vest Options at December 31, 2012 (in Dollars)	431,000
Exercisable Options at December 31, 2012	222,227,400
Exercisable Options at December 31, 2012 (in Dollars per share)	$ 0.1789
Exercisable Options at December 31, 2012	2.81
Exercisable Options at December 31, 2012 (in Dollars)	$ 415,000

Note 16 - Stock-Based Compensation (Detail) - Table Summarizes Information About Outstanding and Vested Stock Options (USD $)	12 Months Ended
Dec. 31, 2012
Exercise Price $0.0460 To $0.0948 [Member]
Options Outstanding - Number Outstanding	53,430,950
Options Outstanding - Weighted Average Remaining Contractual Life	5 years 29 days
Options Outstanding - Weighted Average Exercise Price (in Dollars per share)	$ 0.0652
Options Exercisable - Number Exercisable	38,752,500
Options Exercisable - Weighted Average Exercise Price (in Dollars per share)	$ 0.0563
Exercise Price $0.1000 To $0.1538 [Member]
Options Outstanding - Number Outstanding	48,960,500
Options Outstanding - Weighted Average Remaining Contractual Life	4 years 288 days
Options Outstanding - Weighted Average Exercise Price (in Dollars per share)	$ 0.129
Options Exercisable - Number Exercisable	31,064,800
Options Exercisable - Weighted Average Exercise Price (in Dollars per share)	$ 0.1349
Exercise Price $0.1594 To $0.1922 [Member]
Options Outstanding - Number Outstanding	46,058,100
Options Outstanding - Weighted Average Remaining Contractual Life	2 years 208 days
Options Outstanding - Weighted Average Exercise Price (in Dollars per share)	$ 0.1666
Options Exercisable - Number Exercisable	39,538,200
Options Exercisable - Weighted Average Exercise Price (in Dollars per share)	$ 0.1671
Exercise Price $0.2036 To $0.2072 [Member]
Options Outstanding - Number Outstanding	64,488,300
Options Outstanding - Weighted Average Remaining Contractual Life	2 years 350 days
Options Outstanding - Weighted Average Exercise Price (in Dollars per share)	$ 0.2038
Options Exercisable - Number Exercisable	64,488,300
Options Exercisable - Weighted Average Exercise Price (in Dollars per share)	$ 0.2038
Exercise Price $0.2116 To $0.4792 [Member]
Options Outstanding - Number Outstanding	48,383,600
Options Outstanding - Weighted Average Remaining Contractual Life	1 year 102 days
Options Outstanding - Weighted Average Exercise Price (in Dollars per share)	$ 0.2822
Options Exercisable - Number Exercisable	48,383,600
Options Exercisable - Weighted Average Exercise Price (in Dollars per share)	$ 0.2822
Balance [Member]
Options Outstanding - Number Outstanding	261,321,450
Options Outstanding - Weighted Average Remaining Contractual Life	3 years 131 days
Options Outstanding - Weighted Average Exercise Price (in Dollars per share)	$ 0.1694
Options Exercisable - Number Exercisable	222,227,400
Options Exercisable - Weighted Average Exercise Price (in Dollars per share)	$ 0.1789

Note 16 - Stock-Based Compensation (Detail) - A Summary of the Status and Changes of the Company’s RSUs (Share Incentive Plan 2005 [Member], USD $)	12 Months Ended
Dec. 31, 2012
Share Incentive Plan 2005 [Member]
Nonvested at January 1, 2012	33,965,200
Nonvested at January 1, 2012 (in Dollars per share)	$ 0.1066
Granted	20,089,850
Granted (in Dollars per share)	$ 0.1013
Vested	(15,245,000)
Vested (in Dollars per share)	$ 0.0967
Forfeited and expired	(5,971,500)
Forfeited and expired (in Dollars per share)	$ 0.1172
Nonvested at December 31, 2012	32,838,550
Nonvested at December 31, 2012 (in Dollars per share)	$ 0.1061

Note 16 - Stock-Based Compensation (Detail) - Summary of Assumptions to Determine Fair Value of Stock Options and ESOP	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member] | Maximum [Member]
Risk-free interest rate			2.55%
Expected life (Years)			5 years
Volatility			54.00%
Minimum [Member] | Employee Stock Purchase Plan [Member]
Risk-free interest rate		0.01%	0.10%
Expected life (Years)		3 months	3 months
Volatility		34.00%	39.00%
Maximum [Member] | Employee Stock Purchase Plan [Member]
Risk-free interest rate	0.10%	0.15%	0.17%
Expected life (Years)	94 days	94 days	94 days
Volatility	45.00%	42.00%	52.00%

Note 16 - Stock-Based Compensation (Detail) - Summary of Ordinary Shares Reserved For Future Issuance	Dec. 31, 2012
Outstanding Stock Options [Member]
Ordinary Shares Reserved	261,321,450
Outstanding RSU's [Member]
Ordinary Shares Reserved	32,838,550
Shares Reserved for Future Stock Option Grants [Member]
Ordinary Shares Reserved	71,162,300
Shares Reserved for Employee Stock Purchase Plan [Member]
Ordinary Shares Reserved	21,665,950
Shares Reserved For Awards [Member]
Ordinary Shares Reserved	95,756,450
Total Ordinary Shares Reserved [Member]
Ordinary Shares Reserved	482,744,700

Note 17 - Earnings (Loss) Per Share (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	261,321,450	260,358,588	288,759,438
Antidilutive Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)	0.046	0.082	0.0858
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in Dollars per share)	0.4792	0.4836	0.4836
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	32,838,550	8,652,550	0

Note 17 - Earnings (Loss) Per Share (Detail) - Reconciliation of the Numerator and Denominator of Basic and Diluted Earnings (Loss) Per Share (USD $)
In Thousands, except Share data, unless otherwise specified	12 Months Ended						24 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Net Income (loss) from continuing operations (in thousands) (in Dollars)	$ (26,688)		$ 8,997		$ 22,045
Income (Loss) from discontinued operations (in thousands) (in Dollars)	895	[1]	9	[1]	(9,843)	[1]
Net income (loss) (in thousands) (in Dollars)	(25,793)		9,006		12,202		(25,793)
Weighted average shares outstanding (in thousands) – basic (in Shares)	1,552,190		1,656,092		1,706,665
Options and RSUs (in thousands) (in Dollars)			$ 38,211		$ 46,167
Weighted average shares outstanding (in thousands) – diluted (in Shares)	1,552,190		1,694,303		1,752,832
Continuing operations	$ (0.02)		$ 0.01		$ 0.01
	$ (0.02)		$ 0.01		$ 0.01
Continuing operations	$ (0.02)		$ 0.01		$ 0.01
	$ (0.02)		$ 0.01		$ 0.01

[1]	INCLUDES STOCK-BASED COMPENSATION CHARGE

Note 18 - Commitments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense	$ 2,918,000	$ 2,425,000	$ 2,045,000
Years [Member] | Minimum [Member]
Long-term Purchase Commitment, Time Period	1
Years [Member] | Maximum [Member]
Long-term Purchase Commitment, Time Period	2

Note 18 - Commitments (Detail) - Summary Of Future Minimum Lease Payments For All Noncancelable Operating Leases (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 2,507
2014	1,489
2015	856
2016	76
Total minimum lease payments	$ 4,928

Note 18 - Commitments (Detail) - Summary of purchase commitments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 2,091
2014	407
Total	$ 2,498

Note 19 - Contingencies (Detail)	1 Months Ended			12 Months Ended	0 Months Ended			1 Months Ended
	Jan. 31, 2011 USD ($)	Jul. 22, 2010 USD ($)	Jul. 22, 2010 CNY	Dec. 31, 2012 USD ($)	May 03, 2012 Attorney's Fees Awarded to MPS [Member] USD ($)	May 03, 2012 Costs Awarded to MPS - Order 1 [Member] USD ($)	May 03, 2012 Costs Awarded to MPS - Order 2 [Member] USD ($)	Aug. 31, 2012 Court Bonds [Member] USD ($)	Nov. 11, 2010 Plaintiff [Member] CNY	Dec. 31, 2012 Deposits For Court Bonds [Member] USD ($)
Loss Contingency, Damages Awarded, Value					$ 8,419,429	$ 663,151	$ 339,315
Supersedeas Bond, Value								9,550,000
Restricted Cash and Cash Equivalents										10,000,000
				9,422,000
Loss Contingency, Damages Sought, Value		387,000	2,560,000
Commitments And Contingencies Bond Posted (in Yuan Renminbi)									2,649,641
Commitments And Consideration Povisional Seizure] (in Yuan Renminbi)									2,560,240
Litigation Settlement, Gross	$ 850,000			$ 100,000

Note 20 - Financial Instruments (Detail) - Summary of Company Financial Instruments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Member]
Carrying Amount	$ 27,898	$ 32,562
Fair Value	27,898	32,562
Restricted Cash [Member]
Carrying Amount	177	169
Fair Value	177	169
Short-term Investments [Member]
Carrying Amount	69,427	93,016
Fair Value	69,427	93,016
Available For Sale Securities [Member]
Carrying Amount	943	791
Fair Value	943	791
Restricted Assets [Member]
Carrying Amount	10,000
Fair Value	$ 10,000

Note 21 - Segment Information (Detail)	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Sales Revenue, Goods, Net [Member]	Dec. 31, 2011 Sales Revenue, Goods, Net [Member]	Dec. 31, 2011 Sales Revenue, Goods, Net [Member]	Dec. 31, 2010 Sales Revenue, Goods, Net [Member]
Number of Customers				0	1		1
Entity-Wide Revenue, Major Customer, Percentage	9.60%	13.80%	18.90%	10.00%		10.00%	10.00%
Number of Customers				0	1		1
Number of Customers				0	1		1

Note 21 - Segment Information (Detail) - Summary of Operating Segment net Sales and Operating Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Segment Net Sales	$ 97,666	$ 124,283	$ 137,789
Operating Segment Operating Income (Loss)	(27,970)	7,104	22,442
Net Sales [ Member] | Integrated Circuit Group [Member]
Operating Segment Net Sales	97,666	124,283	137,789
Net Sales [ Member] | Network Secrurity Group [Member]
Operating Segment Net Sales	825	202	1,946
Net Sales [ Member] | Total [Member]
Operating Segment Net Sales	98,491	124,485	139,735
Income (Loss) From Operations [Member] | Integrated Circuit Group [Member]
Operating Segment Operating Income (Loss)	(27,970)	7,104	22,442
Income (Loss) From Operations [Member] | Network Secrurity Group [Member]
Operating Segment Operating Income (Loss)	767	(88)	(9,591)
Income (Loss) From Operations [Member] | Total [Member]
Operating Segment Operating Income (Loss)	$ (27,203)	$ 7,016	$ 12,851

Note 21 - Segment Information (Detail) - Summary of Net Sales to Unaffiliated Customers by Geographic Region (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
China [Member]
Net Sales to Unaffiliated Customers	$ 78,709	$ 99,491	$ 105,170
Korea [Member]
Net Sales to Unaffiliated Customers	7,965	11,521	14,623
Japan [Member]
Net Sales to Unaffiliated Customers	6,502	7,190	11,131
Taiwan [ Member]
Net Sales to Unaffiliated Customers	2,271	1,532	3,854
Other Location [Member]
Net Sales to Unaffiliated Customers	3,044	4,751	4,957
Total [Member]
Net Sales to Unaffiliated Customers	$ 98,491	$ 124,485	$ 139,735

Note 21 - Segment Information (Detail) - Percentage of net sales to major customer	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A	9.60%	13.80%	18.90%

Note 21 - Segment Information (Detail) - Summary of Long Lived Assets by Physical Location (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Physical Location of Long Lived Assets	$ 26,142	$ 28,330	$ 29,739
Taiwan [ Member]
Physical Location of Long Lived Assets	11,608	12,158	11,815
China [Member]
Physical Location of Long Lived Assets	9,500	11,126	12,991
USA [Member]
Physical Location of Long Lived Assets	4,718	4,713	4,599
Singapore [Member]
Physical Location of Long Lived Assets	155	210	213
Other Location [Member]
Physical Location of Long Lived Assets	$ 161	$ 123	$ 121